UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Asset Allocation Funds

Semi-Annual Report February 28, 2014

Share Class / Ticker Symbol
Fund Name	Class A	Class B	Class C	Class R3	Class I

Nuveen Strategy Aggressive Growth Allocation Fund	FAAGX	FSGBX	FSACX	FSASX	FSAYX
Nuveen Strategy Balanced Allocation Fund	FSGNX	FSKBX	FSKCX	FSKSX	FSKYX
Nuveen Strategy Conservative Allocation Fund	FSFIX	FSFBX	FSJCX	FSJSX	FSFYX
Nuveen Strategy Growth Allocation Fund	FAGSX	FSNBX	FSNCX	FSNSX	FSGYX

NUVEEN INVESTMENTS TO BE ACQUIRED BY TIAA-CREF

On April 14, 2014, TIAA-CREF announced that it had entered into an agreement to acquire Nuveen Investments, the parent company of your fund’s investment adviser, Nuveen Fund Advisors, LLC (“NFAL”) and the Nuveen affiliates that act as sub-advisers to the majority of the Nuveen Funds. TIAA-CREF is a national financial services organization with approximately $569 billion in assets under management (as of March 31, 2014) and is a leading provider of retirement services in the academic, research, medical and cultural fields. Nuveen anticipates that it will operate as a separate subsidiary within TIAA-CREF’s asset management business, and that its current leadership and key investment teams will stay in place.

Your Fund investment will not change as a result of Nuveen’s change of ownership. You will still own the same Fund shares and the underlying value of those shares will not change as a result of the transaction. NFAL and your Fund’s sub-adviser(s) will continue to manage your Fund according to the same objectives and policies as before, and we do not anticipate any significant changes to your Fund’s operations. Under the securities laws, the consummation of the transaction will result in the automatic termination of the investment management agreements between the Funds and NFAL and the investment sub-advisory agreements between NFAL and each Fund’s sub-adviser(s). New agreements will be presented to the Funds’ shareholders for approval, and, if approved, will take effect upon consummation of the transaction or such later time as shareholder approval is obtained.

The transaction, expected to be completed by year end, is subject to customary closing conditions.

Must be preceded by or accompanied by a prospectus. NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table

of Contents

Nuveen Investments	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

Despite headwinds from slow growth, fiscal and political uncertainty in many countries and some fragile economies around the world, domestic and international equity markets increased significantly in 2013. The emerging markets equity sector was an exception. Other sectors, such as real estate, were flat to down a bit and commodities were notably negative in total return performance. The fixed income market also experienced losses in many sectors.

U.S. equities in particular hit numerous all-time highs during the past year, exceeding prior rising market trends. Europe and Asia struggled with political and financial stresses but Europe’s improving GDP in the second half provided hope that the region can exit recession. In Japan, the economic policies advocated by Prime Minister Shinzo Abe became a positive influence on the economy as deflationary pressures declined, while the economy in China started to stabilize due to monetary easing and supply side reforms. On the domestic front, the Federal Reserve stimulus continued throughout the year but discussion of reductions in the stimulus program caused historically low rates to rise and added to concern that interest rates could rise quickly in the near future. This provided challenges for fixed income investors.

The Federal Reserve’s decision to slow down its bond buying program beginning in December 2013, and the federal budget compromise over government spending into early 2015 were positive signs that the domestic economy is moving forward. We are beginning to experience an economy that can provide encouraging conditions for GDP growth, job growth and low inflation. Additionally, downward trending unemployment and a continuing rebound in the housing market adds to a positive economic scenario going forward.

However, the current year has experienced a tumultuous start. It is in these particularly volatile markets that professional investment management is most important. Investment teams who have experienced challenging markets in the past understand how their asset class can behave in rapidly changing times. Remaining committed to their investment disciplines during these times is a critical component to achieving long-term success. In fact, many strong investment track records are established during challenging periods because experienced investment teams understand that volatile markets place a premium on companies and investment ideas that can weather the short-term volatility. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

April 22, 2014

4	Nuveen Investments

Portfolio Managers’

Comments

Nuveen Strategy Aggressive Growth Allocation Fund

Nuveen Strategy Balanced Allocation Fund

Nuveen Strategy Conservative Allocation Fund

Nuveen Strategy Growth Allocation Fund

Effective December 31, 2013, Keith B. Hembre, CFA and Derek B. Bloom, CFA were added as a portfolio managers to the Funds and James A. Colon, CFA no longer serves as a portfolio manager of the Funds. Effective March 18, 2014 (subsequent to the end of the reporting period), David R. Cline, CFA no longer serves as a portfolio manager of the Funds.

The portfolio managers make the Funds’ allocation decisions in consultation with the Asset Allocation and Quantitative Investment Team that operates in Nuveen Advisory Solutions, a unit of Nuveen Asset Management, LLC, which is responsible for managing global multi-asset class strategies using macro, top-down quantitative analysis. Here the portfolio management team discusses the key investment strategies and the Funds’ performance during the six-month reporting period ended February 28, 2014.

How did the Funds perform during the six-month reporting period ended February 28, 2014?

The tables in the Fund Performance and Expense Ratios section of this report provide total return performance information for the six-month, one-year, five-year and ten-year periods ending February 28, 2014. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of the appropriate Morningstar Index and Lipper classification average.

Nuveen Strategy Aggressive Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2014?

The Fund’s Class A Shares at NAV outperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 28, 2014.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen Funds to seek a high level of capital growth, which is the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 90% stock funds with the remaining 10% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

During this reporting period, the Fund’s performance benefited from an overweight to international developed equities because the segment demonstrated strong relative performance, as well as a short position in the Japanese yen due to the currency weakening during the reporting period. An underweight position in core fixed income was also successful, particularly Treasury inflation protected securities (TIPS), which fell short of other asset classes. Fund performance was also aided by our allocation to 30-year Treasury bond futures at the beginning of 2014 and an overweight to high yield municipal bonds, which made a comeback early this year after a prolonged period of underperformance. Throughout the reporting period, we also tactically used additional equity and fixed income futures to adjust the Fund’s mix. Due to generally higher equity prices and fluctuating interest rates, the futures contracts had a moderately positive impact to performance.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2014?

In an effort to achieve its objective of providing a high level of capital growth, the majority of the Nuveen Strategy Aggressive Growth Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (6 to 12 month) time frames.

Our tactical asset allocation throughout the reporting period featured a relatively neutral overall equity allocation position. However, within the Fund’s equity allocation, the strategy had an underweight position in small-cap domestic stocks balanced by an overweight to large-cap domestic stocks and foreign developed market stocks on a currency hedged basis. Growth and value style positioning within the equity portion of the Fund was effectively neutral versus the benchmark. We reduced our positions in commodities in February following the surge in natural gas prices during the period of extremely cold winter weather and the upward movement of other commodity prices. We accomplished this by reallocating out of two previously held commodity Exchange Traded Funds (ETFs) and into the Nuveen Gresham Long/Short Commodity Strategy Fund. We continued to maintain the Fund’s overweight positions in the absolute return and alternative fixed income asset classes and an underweight to core fixed income. In addition, we further diversified the Fund by adding more investment options from the Nuveen Fund family.

We continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. We held a short position in the Japanese yen throughout the reporting period based on our view that continued aggressive quantitative easing by the Bank of Japan would push the yen lower. Also, following the jump in long-term interest rates at the turn of the year, we added a position in long-term Treasury bond futures balanced by an equivalent short position in two-year Treasury note futures. We also made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the period end, the Fund’s cash level was negligible, with enough to accommodate requirements for daily cash flows and futures collateral.

Domestic equities continued to represent the largest weight in the Fund’s portfolio with the majority of the exposure coming from large-cap stock funds. We continued to seek broad diversification in the Fund’s large-cap portfolio given the significant weight it represents. Our diversification process resulted in allocations to various Nuveen Funds focused on a range of value, core and growth stocks to achieve the domestic large-cap equity exposure. We also purchased S&P 500® Index futures during the reporting period as an overlay strategy to increase the Fund’s exposure to large-cap stocks, matched with short Russell 2000® Index futures to reduce its allocation to small-cap stocks.

We also sought to achieve significant diversification in the Fund’s international equity allocation. The Nuveen International Select Fund, which features individual managers in the growth, value and emerging market segments of the international markets, represented the largest allocation and was complemented by the Nuveen Symphony International Equity Fund, the Nuveen International Growth Fund and the Nuveen Tradewinds International Value Fund. In addition, we further increased the Fund’s exposure to foreign equities through the tactical use of futures contracts on the MSCI EAFE Index.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their attractive absolute and tax equivalent yields relative to core bonds. The alternative strategy also included allocations to the Nuveen High Income Bond Fund, Nuveen Global Total Return Bond Fund and Nuveen Preferred Securities Fund. As noted earlier, we continued to make use of interest rate futures as an overlay strategy as necessary based on the exposure levels to the underlying funds.

To offset part of our tactical underweight to core fixed income, we favored a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance

6	Nuveen Investments

that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

During the reporting period, we made no tactical shifts in the Fund’s allocation to the real asset segment. We maintained small positions in the Nuveen Real Estate Securities Fund and the Nuveen Real Asset Income Fund.

Nuveen Strategy Balanced Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2014?

The Fund’s Class A Shares at NAV outperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 28, 2014.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen Funds to seek capital growth and current income, the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% stock funds with the remaining 40% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

During this reporting period, the Fund’s performance benefited from an underweight position in core fixed income, particularly Treasury inflation protected securities (TIPS), which fell short of other asset classes. An overweight to international developed equities was also successful because the segment demonstrated strong relative performance, as well as a short position in the Japanese yen due to the currency weakening during the reporting period. Fund performance was also aided by our allocation to 30-year Treasury bond futures at the beginning of 2014 and an overweight to high yield municipal bonds, which made a comeback early this year after a prolonged period of underperformance. Throughout the six-month period, we also tactically used additional equity and fixed income futures to adjust the Fund’s mix. Due to generally higher equity prices and fluctuating interest rates, the futures contracts had a moderately positive impact to performance.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2014?

In an effort to achieve its objective of providing both capital growth and current income, the majority of the Nuveen Strategy Balanced Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (6 to 12 month) time frames.

Our tactical asset allocation throughout the reporting period featured a relatively neutral overall equity allocation position. However, within the Fund’s equity allocation, the strategy had an underweight position in small-cap domestic stocks balanced by an overweight to large-cap domestic stocks and foreign developed market stocks on a currency hedged basis. Growth and value style positioning within the equity portion of the Fund was effectively neutral. We reduced our positions in commodities in February following the surge in natural gas prices during the period of extremely cold winter weather and the upward movement of other commodity prices. We accomplished this by reallocating out of two previously held commodity Exchange Traded Funds (ETFs) and into the Nuveen Gresham Long/Short Commodity Strategy Fund. We continued to maintain the Fund’s overweight positions in the absolute return and alternative fixed income asset classes and an underweight to core fixed income. In addition, we further diversified the Fund by adding more investment options from the Nuveen Fund family.

We continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. We held a short position in the Japanese yen throughout the reporting period based on our view that continued aggressive quantitative easing by the Bank of

Nuveen Investments	7

Portfolio Managers’ Comments (continued)

Japan would push the yen lower. Also, following the jump in long-term interest rates at the turn of the year, we added a position in long-term Treasury bond futures balanced by an equivalent short position in two-year Treasury note futures. We also made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the period end, the Fund’s cash level was negligible, with enough to accommodate requirements for daily cash flows and futures collateral.

Domestic equities continued to represent the largest weight in the Fund’s portfolio with the majority of the exposure coming from large-cap stock funds. We continued to seek broad diversification in the Fund’s large-cap portfolio given the significant weight it represents. Our diversification process resulted in allocations to various Nuveen Funds focused on a range of value, core and growth stocks to achieve the domestic large-cap equity exposure. We also purchased S&P 500® Index futures during the reporting period as an overlay strategy to increase the Fund’s exposure to large-cap stocks, matched with short Russell 2000® Index futures to reduce its allocation to small-cap stocks.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their very attractive absolute and tax equivalent yields relative to core bonds. The alternative strategy also included allocations to the Nuveen High Income Bond Fund, Nuveen Global Total Return Bond Fund and Nuveen Preferred Securities Fund. As noted earlier, we continued to make use of interest rate futures as an overlay strategy as necessary based on the exposure levels to the underlying funds.

We also sought to achieve significant diversification in the Fund’s international equity allocation. The Nuveen International Select Fund, which features individual managers in the growth, value and emerging market segments of the international markets, represented the largest allocation and was complemented by the Nuveen Symphony International Equity Fund, the Nuveen International Growth Fund and the Nuveen Tradewinds International Value Fund. In addition, we further increased the Fund’s exposure to foreign equities through the tactical use of futures contracts on the MSCI EAFE Index.

To offset part of our tactical underweight to core fixed income, we favored a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

During the reporting period, we made no tactical shifts in the Fund’s allocation to the real asset segment. We maintained small positions in the Nuveen Real Estate Securities Fund and the Nuveen Real Asset Income Fund.

Nuveen Strategy Conservative Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2014?

The Fund’s Class A Shares at NAV outperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 28, 2014.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen Funds to seek a high level of current income consistent with limited risk to capital, which is the Fund’s investment objective. The Fund pursued this objective by targeting an overall portfolio exposure of approximately 30% equity funds, 60% allocated to fixed income and commodities and 10% absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

8	Nuveen Investments

During this reporting period, the Fund’s performance benefited from an underweight position in core fixed income, particularly Treasury inflation protected securities (TIPS), which fell short of other asset classes. Results were also aided by our allocation to 30-year Treasury bond futures at the beginning of 2014 and an overweight to high yield municipal bonds, which made a comeback early this year after a prolonged period of underperformance. An overweight to international developed equities was also successful because the segment demonstrated strong relative performance, as well as a short position in the Japanese yen due to the currency weakening during the reporting period. Throughout the six-month reporting period, we also tactically used additional equity and fixed income futures to adjust the Fund’s mix. Due to generally higher equity prices and fluctuating interest rates, the futures contracts had a moderately positive impact to performance.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2014?

In an effort to achieve its objective of providing a high level of current income with limited risk to capital, the majority of the Nuveen Strategy Conservative Allocation Fund continued to be positioned in fixed income securities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (6 to 12 month) time frames.

Our tactical asset allocation throughout the reporting period featured continued overweights to the alternative fixed income and absolute return asset classes and an underweight to core fixed income. While the Fund was relatively neutral overall in its equity allocation position, within the Fund’s equity portfolio we had an underweight position in small-cap domestic stocks balanced by an overweight to large-cap domestic stocks and foreign developed market stocks on a currency hedged basis. We reduced our positions in commodities in February following the surge in natural gas prices during the period of extremely cold winter weather and the upward movement of other commodity prices. We accomplished this by reallocating out of a previously held commodity ETF and into the Nuveen Gresham Long/Short Commodity Strategy Fund. In addition, we further diversified the Fund by adding more investment options from the Nuveen Fund family.

We continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. Following the jump in long-term interest rates at the turn of the year, we added a position in long-term Treasury bond futures balanced by an equivalent short position in two-year Treasury note futures. Also, we held a short position in the Japanese yen throughout the reporting period based on our view that continued aggressive quantitative easing by the Bank of Japan would push the yen lower. We also made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the period end, the Fund’s cash level was negligible, with enough to accommodate requirements for daily cash flows and futures collateral.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their very attractive absolute and tax equivalent yields relative to core bonds. The alternative strategy also included allocations to the Nuveen High Income Bond Fund, Nuveen Global Total Return Bond Fund and Nuveen Preferred Securities Fund. As noted earlier, we continued to make use of interest rate futures as an overlay strategy as necessary based on the exposure levels to the underlying funds.

To offset part of our tactical underweight to core fixed income, we favored a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

Nuveen Investments	9

Portfolio Managers’ Comments (continued)

In the Fund’s domestic equity portfolio, the majority of the exposure continued to come from large-cap stock funds. We continued to seek broad diversification in the Fund’s large-cap portfolio. Our diversification process resulted in allocations to various Nuveen Funds focused on a range of value, core and growth stocks to achieve the domestic large-cap equity exposure. We also purchased S&P 500® Index futures during the reporting period as an overlay strategy to increase the Fund’s exposure to large-cap stocks, matched with short Russell 2000® Index futures to reduce its allocation to small-cap stocks.

We also sought to achieve significant diversification in the Fund’s international equity allocation. The Nuveen International Select Fund, which features individual managers in the growth, value and emerging market segments of the international markets, represented the largest allocation and was complemented by the Nuveen Symphony International Equity Fund, the Nuveen International Growth Fund and the Nuveen Tradewinds International Value Fund. In addition, we further increased the Fund’s exposure to foreign equities through the tactical use of futures contracts on the MSCI EAFE Index.

During the reporting period, we made no tactical shifts in the Fund’s allocation to the real asset segment. We maintained small positions in the Nuveen Real Estate Securities Fund and the Nuveen Real Asset Income Fund.

Nuveen Strategy Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during the six-month reporting period ended February 28, 2014?

The Fund’s Class A Shares at NAV outperformed both the Morningstar Index and the Lipper classification average for the six-month reporting period ended February 28, 2014.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen Funds to seek capital growth with a moderate level of current income, which is the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 75% stock funds with the remaining 25% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities.

During this reporting period, the Fund’s performance benefited from an overweight to international developed equities because the segment demonstrated strong relative performance, as well as a short position in the Japanese yen due to the currency weakening during the reporting period. An underweight position in core fixed income was also successful, particularly Treasury inflation protected securities (TIPS), which fell short of other asset classes. Fund performance was also aided by our allocation to 30-year Treasury bond futures at the beginning of 2014 and an overweight to high yield municipal bonds, which made a comeback early this year after a prolonged period of underperformance. Throughout the six-month reporting period, we also tactically used additional equity and fixed income futures to adjust the Fund’s mix. Due to generally higher equity prices and fluctuating interest rates, the futures contracts had a moderately positive impact to performance.

What were the Fund’s portfolio allocations over the six-month reporting period ended February 28, 2014?

In an effort to achieve its objective of providing capital growth with a moderate level of current income, the majority of the Nuveen Strategy Growth Allocation Fund continued to be positioned in equities. However, as we strive to provide superior risk-adjusted performance relative to the benchmarks and objective, we continued to implement an active tactical asset allocation strategy in managing the Fund. We actively positioned the Fund with moderately sized differences in asset allocation relative to its benchmarks based on the expected return differentials of the various asset classes over shorter (6 to 12 month) frames.

Our tactical asset allocation throughout the reporting period featured a relatively neutral overall equity allocation position. However, within the Fund’s equity allocation, the strategy had an underweight position in small-cap domestic stocks balanced by an overweight to large-cap domestic stocks and foreign developed market stocks on a currency hedged basis. Growth and value style positioning within the equity portion of the Fund was effectively neutral. We reduced our positions in commodities in February following

10	Nuveen Investments

the surge in natural gas prices during the period of extremely cold winter weather and the upward movement of other commodity prices. We accomplished this by reallocating out of two previously held commodity ETFs and into the Nuveen Gresham Long/Short Commodity Strategy Fund. We continued to maintain the Fund’s overweight positions in the absolute return and alternative fixed income asset classes and an underweight to core fixed income. In addition, we further diversified the Fund by adding more investment options from the Nuveen Fund family.

We continued to make tactical adjustments to the Fund’s strategy where possible using futures contracts. We held a short position in the Japanese yen throughout the reporting period based on our view that continued aggressive quantitative easing by the Bank of Japan would push the yen lower. Also, following the jump in long-term interest rates at the turn of the year, we added a position in long-term Treasury bond futures balanced by an equivalent short position in two-year Treasury note futures. We also made several small shifts to the Fund’s cash levels throughout the reporting period as we tactically moved in and out of asset classes to take advantage of changing market conditions. However, as of the period end, the Fund’s cash level was negligible, with enough to accommodate requirements for daily cash flows and futures collateral.

Domestic equities continued to represent the largest weight in the Fund’s portfolio with the majority of the exposure coming from large-cap stock funds. We continued to seek broad diversification in the Fund’s large-cap portfolio given the significant weight it represents. Our diversification process resulted in allocations to various Nuveen Funds focused on a range of value, core and growth stocks to achieve the domestic large-cap equity exposure. We also purchased S&P 500® Index futures during the reporting period as an overlay strategy to increase the Fund’s exposure to large-cap stocks, matched with short Russell 2000® Index futures to reduce its allocation to small-cap stocks.

We also sought to achieve significant diversification in the Fund’s international equity allocation. The Nuveen International Select Fund, which features individual managers in the growth, value and emerging market segments of the international markets, represented the largest allocation and was complemented by the Nuveen Symphony International Equity Fund, the Nuveen International Growth Fund and the Nuveen Tradewinds International Value Fund. In addition, we further increased the Fund’s exposure to foreign equities through the tactical use of futures contracts on the MSCI EAFE Index.

Within the Fund’s fixed income portfolio, we continued to carry a tactical overweight to non-core fixed income, while maintaining a significant underweight position in core fixed income. The Fund’s alternative fixed income exposure was broadly diversified among a number of positions, but most notably featured a significant overweight to the Nuveen High Yield Municipal Bond Fund. High yield municipal bonds looked compelling to us based on their very attractive absolute and tax equivalent yields relative to core bonds. The alternative strategy also included allocations to the Nuveen High Income Bond Fund, Nuveen Global Total Return Bond Fund and Nuveen Preferred Securities Fund. As noted earlier, we continued to make use of interest rate futures as an overlay strategy as necessary based on the exposure levels to the underlying funds.

To offset part of our tactical underweight to core fixed income, we favored a tactical overweight to the absolute return asset class during the reporting period. This asset class serves as an alternative to traditional investment strategies by providing performance that is not heavily correlated with the direction of major markets. To achieve the Fund’s allocation to the absolute return asset class, we maintained a position in the Nuveen Tactical Market Opportunities Fund. This conservatively managed fund seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles covering markets around the world.

During the reporting period, we made no tactical shifts in the Fund’s allocation to the real asset segment. We maintained small positions in the Nuveen Real Estate Securities Fund and the Nuveen Real Asset Income Fund.

Nuveen Investments	11

Risk

Considerations

Mutual fund investing involves risk; principal loss is possible. Asset allocation funds invest in various underlying funds (primarily Nuveen Funds). Generally, your cost to invest in asset allocation funds will be greater than the cost to invest in shares of the underlying funds. Asset allocation funds are exposed to the risks of the underlying funds in proportion to each fund’s allocation. These risks include, but are not limited to, volatility related to small- and mid-cap stocks, the potential high volatility of commodities, foreign securities risk, and credit and interest-rate risk related to debt securities. The Funds’ potential use of derivative instruments involves a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount invested.

12	Nuveen Investments

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown on the following four pages.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for the Funds’ Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect the Funds’ total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the Funds’ most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	13

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Aggressive Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 28, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	14.30%	20.29%	19.02%	6.85%
Class A Shares at maximum Offering Price	7.76%	13.37%	17.61%	6.22%
Morningstar Aggressive Target Risk Index*	13.64%	19.86%	21.14%	8.04%
Lipper Flexible Portfolio Funds Classification Average*	7.25%	7.81%	13.30%	5.99%

Class B Shares w/o CDSC	13.85%	19.40%	18.11%	6.05%
Class B Shares w/CDSC	8.85%	14.40%	18.01%	6.05%
Class C Shares	13.88%	19.36%	18.13%	6.05%
Class R3 Shares	14.11%	19.97%	18.71%	6.60%
Class I Shares	14.39%	20.61%	19.30%	7.11%

Average Annual Total Returns as of March 31, 2014 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	9.27%	16.77%	17.32%	6.86%
Class A Shares at maximum Offering Price	2.99%	10.07%	15.94%	6.22%
Class B Shares w/o CDSC	8.89%	15.97%	16.44%	6.07%
Class B Shares w/CDSC	3.89%	10.97%	16.33%	6.07%
Class C Shares	8.90%	16.01%	16.43%	6.06%
Class R3 Shares	9.16%	16.59%	17.02%	6.61%
Class I Shares	9.43%	17.08%	17.59%	7.12%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class B	Class C	Class R3	Class I
Gross Expense Ratios**	1.52%	2.27%	2.27%	1.77%	1.27%
Net Expense Ratios**	1.39%	2.14%	2.14%	1.64%	1.14%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2015, so that total annual Fund operating expenses, after fee waivers and/or expenses reimbursements and excluding acquired fund fees and expenses, do not exceed 0.50%, 1.25%, 1.25%, 0.75%, and 0.25% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

**	The expense ratios include acquired fund fees and expenses of 0.89%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

14	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 28, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	11.34%	13.48%	16.22%	6.25%
Class A Shares at maximum Offering Price	4.91%	6.94%	14.85%	5.62%
Morningstar Moderate Target Risk Index*	9.53%	12.51%	15.01%	7.05%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average*	9.58%	12.32%	14.68%	5.65%

Class B Shares w/o CDSC	10.86%	12.60%	15.32%	5.46%
Class B Shares w/CDSC	5.86%	7.60%	15.20%	5.46%
Class C Shares	10.87%	12.60%	15.33%	5.46%
Class R3 Shares	11.10%	13.12%	15.89%	5.99%
Class I Shares	11.50%	13.79%	16.47%	6.51%

Average Annual Total Returns as of March 31, 2014 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	7.95%	11.53%	15.09%	6.28%
Class A Shares at maximum Offering Price	1.70%	5.10%	13.75%	5.66%
Class B Shares w/o CDSC	7.45%	10.63%	14.21%	5.47%
Class B Shares w/CDSC	2.45%	5.63%	14.09%	5.47%
Class C Shares	7.45%	10.62%	14.24%	5.48%
Class R3 Shares	7.69%	11.15%	14.76%	6.02%
Class I Shares	8.00%	11.73%	15.35%	6.54%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class B	Class C	Class R3	Class I
Gross Expense Ratios**	1.33%	2.08%	2.08%	1.58%	1.08%
Net Expense Ratios**	1.30%	2.05%	2.05%	1.55%	1.05%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2015, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.50%, 1.25%, 1.25%, 0.75%, and 0.25% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

**	The expense ratios include acquired fund fees and expenses of 0.80%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

Nuveen Investments	15

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Conservative Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 28, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	7.52%	6.72%	12.92%	5.39%
Class A Shares at maximum Offering Price	1.33%	0.60%	11.58%	4.77%
Morningstar Moderately Conservative Target Risk Index*	7.10%	8.39%	11.30%	6.10%
Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average*	6.76%	6.65%	11.29%	4.83%

Class B Shares w/o CDSC	7.07%	5.86%	12.06%	4.60%
Class B Shares w/CDSC	2.07%	0.86%	11.93%	4.60%
Class C Shares	7.07%	5.95%	12.06%	4.60%
Class R3 Shares	7.31%	6.38%	12.61%	5.13%
Class I Shares	7.66%	6.99%	13.17%	5.66%

Average Annual Total Returns as of March 31, 2014 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.49%	5.95%	12.32%	5.39%
Class A Shares at maximum Offering Price	(0.56)%	(0.17)%	10.99%	4.77%
Class B Shares w/o CDSC	5.13%	5.09%	11.46%	4.59%
Class B Shares w/CDSC	0.13%	0.09%	11.33%	4.59%
Class C Shares	5.13%	5.09%	11.49%	4.59%
Class R3 Shares	5.37%	5.69%	12.04%	5.13%
Class I Shares	5.63%	6.13%	12.62%	5.65%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class B	Class C	Class R3	Class I
Gross Expense Ratios**	1.25%	2.00%	2.00%	1.50%	1.00%
Net Expense Ratios**	1.20%	1.95%	1.95%	1.45%	0.95%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2015, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.50%, 1.25%, 1.25%, 0.75%, and 0.25% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

**	The expense ratios include acquired fund fees and expenses of 0.70%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

16	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 28, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	12.92%	16.98%	17.54%	6.59%
Class A Shares at maximum Offering Price	6.41%	10.27%	16.16%	5.96%
Morningstar Moderately Aggressive Target Risk Index*	11.86%	16.75%	18.51%	7.70%
Lipper Mixed-Asset Target Allocation Growth Funds Classification Average*	11.37%	16.12%	16.83%	6.09%

Class B Shares w/o CDSC	12.49%	16.13%	16.68%	5.80%
Class B Shares w/CDSC	7.49%	11.13%	16.57%	5.80%
Class C Shares	12.47%	16.12%	16.67%	5.80%
Class R3 Shares	12.69%	16.60%	17.21%	6.34%
Class I Shares	13.05%	17.19%	17.82%	6.86%

Average Annual Total Returns as of March 31, 2014 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	8.70%	14.16%	16.12%	6.62%
Class A Shares at maximum Offering Price	2.41%	7.58%	14.74%	5.98%
Class B Shares w/o CDSC	8.26%	13.37%	15.25%	5.82%
Class B Shares w/CDSC	3.26%	8.37%	15.14%	5.82%
Class C Shares	8.26%	13.26%	15.25%	5.83%
Class R3 Shares	8.52%	13.85%	15.82%	6.35%
Class I Shares	8.84%	14.56%	16.42%	6.88%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class B	Class C	Class R3	Class I
Gross Expense Ratios**	1.44%	2.19%	2.19%	1.69%	1.18%
Net Expense Ratios**	1.35%	2.10%	2.10%	1.60%	1.10%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2015, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed 0.50%, 1.25%, 1.25%, 0.75%, and 0.25% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

**	The expense ratios include acquired fund fees and expenses of 0.85%, which reflect the fees and expenses of the underlying funds in which the Fund invests.

Nuveen Investments	17

Holding

Summaries February 28, 2014

This data relates to the securities held in each Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

Nuveen Strategy Aggressive Growth Allocation Fund

Fund Allocation (% of net assets)
Absolute Return Funds	6.8%
Commodity Funds	2.0%
Equity Funds	80.0%
Fixed Income Funds	9.3%
Short-Term Investments	2.7%
Other Assets Less Liabilities	(0.8)%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	6.8%	(3.85)%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	1.6%	(2.38)%
Nuveen Gresham Long/Short Commodity Strategy Fund (Class I)	0.3%	0.00%

Non-Affiliated Commodity Funds
PowerShares DB Commodity Index Tracking Fund	0.1%	(3.76)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	9.8%	23.19%
Nuveen International Growth Fund (Class I)	5.5%	36.62%
Nuveen International Select Fund (Class I)	17.5%	11.97%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	4.4%	31.71%
Nuveen Large Cap Select Fund (Class I)	3.4%	28.50%
Nuveen Mid Cap Growth Opportunities Fund (Class R6)	2.3%	36.57%
Nuveen Mid Cap Value Fund (Class I)	2.3%	29.42%
Nuveen NWQ Large-Cap Value Fund (Class I)	4.1%	23.66%
Nuveen Real Asset Income Fund (Class I)	1.1%	6.68%
Nuveen Real Estate Securities Fund (Class R6)	4.0%	6.10%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5.6%	18.93%

Affiliated Equity Funds	Weighting (% of net assets)	1-Year Total Returns
Nuveen Small Cap Growth Opportunities Fund (Class I)	0.6%	36.48%
Nuveen Small Cap Select Fund (Class I)	0.6%	24.68%
Nuveen Small Cap Value Fund (Class I)	0.7%	29.08%
Nuveen Symphony International Equity Fund (Class I)	1.0%	18.17%
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.6%	26.46%
Nuveen Symphony Low Volatility Equity Fund (Class I)	7.3%	25.84%
Nuveen Tradewinds International Value Fund (Class I)	4.2%	22.25%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	4.0%	32.43%

Affiliated Fixed Income Funds
Nuveen Core Bond Fund (Class I)	0.5%	0.43%
Nuveen Core Plus Bond Fund (Class I)	0.0%	2.58%
Nuveen Global Total Return Bond Fund (Class I)	0.5%	(2.96)%
Nuveen High Income Bond Fund (Class I)	1.0%	8.57%
Nuveen High Yield Municipal Bond Fund (Class I)	3.9%	(0.90)%
Nuveen Inflation Protected Securities Fund (Class I)	0.1%	(5.26)%
Nuveen Preferred Securities Fund (Class I)	1.0%	4.76%
Nuveen Short Term Bond Fund (Class I)	1.6%	1.80%
Nuveen Strategic Income Fund (Class I)	0.2%	3.83%
Nuveen Symphony Credit Opportunities Fund (Class I)	0.5%	9.47%

18	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Fund Allocation (% of net assets)
Absolute Return Funds	8.9%
Commodity Funds	2.3%
Equity Funds	54.4%
Fixed Income Funds	33.0%
Short-Term Investments	1.7%
Other Assets Less Liabilities	(0.3)%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	8.9%	(3.85)%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	1.1%	(2.38)%
Nuveen Gresham Long/Short Commodity Strategy Fund (Class I)	0.2%	0.00%

Non-Affiliated Commodity Funds
iShares S&P GSCI Commodity-Indexed Trust	0.8%	0.98%
PowerShares DB Commodity Index Tracking Fund	0.2%	(3.76)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	5.8%	23.19%
Nuveen Global Infrastructure Fund (Class I)	1.1%	13.08%
Nuveen International Growth Fund (Class I)	3.0%	36.62%
Nuveen International Select Fund (Class I)	11.5%	11.97%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	2.7%	31.71%
Nuveen Large Cap Select Fund (Class I)	1.8%	28.50%
Nuveen Mid Cap Growth Opportunities Fund (Class R6)	2.2%	36.57%
Nuveen Mid Cap Value Fund (Class I)	2.1%	29.42%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.6%	23.66%
Nuveen Real Asset Income Fund (Class I)	1.0%	6.68%
Nuveen Real Estate Securities Fund (Class R6)	3.0%	6.10%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3.9%	18.93%
Nuveen Small Cap Growth Opportunities Fund (Class I)	0.8%	36.48%

Affiliated Equity Funds	Weighting (% of net assets)	1-Year Total Returns
Nuveen Small Cap Select Fund (Class I)	0.8%	24.68%
Nuveen Small Cap Value Fund (Class I)	0.7%	29.08%
Nuveen Symphony International Equity Fund (Class I)	0.7%	18.17%
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.2%	26.46%
Nuveen Symphony Low Volatility Equity Fund (Class I)	4.3%	25.84%
Nuveen Tradewinds International Value Fund (Class I)	2.5%	22.25%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	2.7%	32.43%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	1.0%	(1.72)%
Nuveen Core Bond Fund (Class I)	7.5%	0.43%
Nuveen Core Plus Bond Fund (Class I)	7.1%	2.58%
Nuveen Global Total Return Bond Fund (Class I)	0.5%	(2.96)%
Nuveen High Income Bond Fund (Class I)	1.7%	8.57%
Nuveen High Yield Municipal Bond Fund (Class I)	5.6%	(0.90)%
Nuveen Inflation Protected Securities Fund (Class I)	0.2%	(5.26)%
Nuveen Preferred Securities Fund (Class I)	0.9%	4.76%
Nuveen Short Term Bond Fund (Class I)	4.8%	1.80%
Nuveen Strategic Income Fund (Class I)	2.7%	3.83%
Nuveen Symphony Credit Opportunities Fund (Class I)	1.0%	9.47%

Nuveen Investments	19

Holding Summaries February 28, 2014 (continued)

This data relates to the securities held in each Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

Nuveen Strategy Conservative Allocation Fund

Fund Allocation (% of net assets)
Absolute Return Funds	10.0%
Commodity Funds	0.6%
Equity Funds	32.6%
Fixed Income Funds	56.4%
Short-Term Investments	1.1%
Other Assets Less Liabilities	(0.7)%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	10.0%	(3.85)%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	0.5%	(2.38)%
Nuveen Gresham Long/Short Commodity Strategy Fund (Class I)	0.1%	0.00%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	4.5%	23.19%
Nuveen Global Infrastructure Equity Fund (Class I)	3.1%	13.08%
Nuveen International Growth Fund (Class I)	1.5%	36.62%
Nuveen International Select Fund (Class I)	5.1%	11.97%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	1.4%	31.71%
Nuveen Large Cap Select Fund (Class I)	0.7%	28.50%
Nuveen Mid Cap Growth Opportunities Fund (Class R6)	2.8%	36.57%
Nuveen Mid Cap Value Fund (Class I)	0.3%	29.42%
Nuveen NWQ Large-Cap Value Fund (Class I)	1.1%	23.66%
Nuveen Real Asset Income Fund (Class I)	1.1%	6.68%
Nuveen Real Estate Securities Fund (Class R6)	1.0%	6.10%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2.3%	18.93%
Nuveen Small Cap Select Fund (Class I)	1.8%	24.68%

Affiliated Equity Funds	Weighting (% of net assets)	1-Year Total Returns
Nuveen Symphony International Equity Fund (Class I)	0.6%	18.17%
Nuveen Symphony Large-Cap Growth Fund (Class I)	0.6%	26.46%
Nuveen Symphony Low Volatility Equity Fund (Class I)	2.2%	25.84%
Nuveen Tradewinds International Value Fund (Class I)	1.3%	22.25%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	1.2%	32.43%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	2.1%	(1.72)%
Nuveen Core Bond Fund (Class I)	13.9%	0.43%
Nuveen Core Plus Bond Fund (Class I)	14.4%	2.58%
Nuveen Global Total Return Bond Fund (Class I)	0.5%	(2.96)%
Nuveen High Income Bond Fund (Class I)	1.4%	8.57%
Nuveen High Yield Municipal Bond Fund (Class I)	4.5%	(0.90)%
Nuveen Inflation Protected Securities Fund (Class I)	2.6%	(5.26)%
Nuveen Preferred Securities Fund (Class I)	0.8%	4.76%
Nuveen Short Term Bond Fund (Class I)	8.9%	1.80%
Nuveen Strategic Income Fund (Class I)	6.6%	3.83%
Nuveen Symphony Credit Opportunities Fund (Class I)	0.7%	9.47%

20	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Fund Allocation (% of net assets)
Absolute Return Funds	7.9%
Commodity Funds	3.3%
Equity Funds	70.8%
Fixed Income Funds	16.9%
Short-Term Investments	2.3%
Other Assets Less Liabilities	(1.2)%

Affiliated Absolute Return Funds	Weighting (% of net assets)	1-Year Total Returns
Nuveen Tactical Market Opportunities Fund (Class I)	7.9%	(3.85)%

Affiliated Commodity Funds
Nuveen Gresham Diversified Commodity Strategy Fund (Class I)	1.1%	(2.38)%
Nuveen Gresham Long/Short Commodity Strategy Fund (Class I)	0.2%	0.00%

Non-Affiliated Commodity Funds
iShares S&P GSCI Commodity-Indexed Trust	1.1%	0.98%
PowerShares DB Commodity Index Tracking Fund	0.9%	(3.76)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class R6)	8.3%	23.19%
Nuveen Global Infrastructure Fund (Class I)	1.0%	13.08%
Nuveen International Growth Fund (Class I)	4.1%	36.62%
Nuveen International Select Fund (Class I)	13.5%	11.97%
Nuveen Large Cap Growth Opportunities Fund (Class R6)	3.9%	31.71%
Nuveen Large Cap Select Fund (Class I)	2.7%	28.50%
Nuveen Mid Cap Growth Opportunities Fund (Class R6)	2.7%	36.57%
Nuveen Mid Cap Value Fund (Class I)	2.6%	29.42%
Nuveen NWQ Large-Cap Value Fund (Class I)	3.5%	23.66%
Nuveen Real Asset Income Fund (Class I)	1.1%	6.68%
Nuveen Real Estate Securities Fund (Class R6)	4.1%	6.10%
Nuveen Santa Barbara Dividend Growth Fund (Class R6)	4.9%	18.93%

Affiliated Equity Funds	Weighting (% of net assets)	1-Year Total Returns
Nuveen Small Cap Growth Opportunities Fund (Class I)	0.8%	36.48%
Nuveen Small Cap Select Fund (Class I)	0.7%	24.68%
Nuveen Small Cap Value Fund (Class I)	0.8%	29.08%
Nuveen Symphony International Equity Fund (Class I)	1.4%	18.17%
Nuveen Symphony Large-Cap Growth Fund (Class I)	1.4%	26.46%
Nuveen Symphony Low Volatility Equity Fund (Class I)	6.4%	25.84%
Nuveen Tradewinds International Value Fund (Class I)	3.4%	22.25%
Nuveen Winslow Large-Cap Growth Fund (Class R6)	3.5%	32.43%

Affiliated Fixed Income Funds
Nuveen All-American Municipal Bond Fund (Class I)	0.4%	(1.72)%
Nuveen Core Bond Fund (Class I)	1.8%	0.43%
Nuveen Core Plus Bond Fund (Class I)	1.7%	2.58%
Nuveen Global Total Return Bond Fund (Class I)	0.5%	(2.96)%
Nuveen High Income Bond Fund (Class I)	1.8%	8.57%
Nuveen High Yield Municipal Bond Fund (Class I)	5.1%	(0.90)%
Nuveen Inflation Protected Securities Fund (Class I)	0.1%	(5.26)%
Nuveen Preferred Securities Fund (Class I)	1.3%	4.76%
Nuveen Short Term Bond Fund (Class I)	2.5%	1.80%
Nuveen Strategic Income Fund (Class I)	0.7%	3.83%
Nuveen Symphony Credit Opportunities Fund (Class I)	1.0%	9.47%

Nuveen Investments	21

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the end of the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

In addition to the fees and expenses which the Funds bears directly; the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These underlying fees and expenses are not reflected in the expenses shown in the table.

Nuveen Strategy Aggressive Growth Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/14)	$1,143.00	$1,138.50	$1,138.80	$1,141.10	$1,143.90	$1,022.66	$1,018.94	$1,018.94	$1,021.42	$1,023.90
Expenses Incurred During Period	$2.28	$6.26	$6.26	$3.61	$0.96	$2.16	$5.91	$5.91	$3.41	$0.90

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .43%, 1.18%, 1.18%, .68% and .18% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/14)	$1,113.40	$1,108.60	$1,108.70	$1,111.00	$1,115.00	$1,022.66	$1,018.94	$1,018.94	$1,021.42	$1,023.90
Expenses Incurred During Period	$2.25	$6.17	$6.17	$3.56	$0.94	$2.16	$5.91	$5.91	$3.41	$0.90

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .43%, 1.18%, 1.18%, .68% and .18% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Strategy Conservative Allocation Fund

	Actual Performance					Hypothetical Performance (5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/14)	$1,075.20	$1,070.70	$1,070.70	$1,073.10	$1,076.60	$1,022.66	$1,018.94	$1,018.94	$1,021.37	$1,023.90
Expenses Incurred During Period	$2.21	$6.06	$6.06	$3.55	$0.93	$2.16	$5.91	$5.91	$3.46	$0.90

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .43%, 1.18%, 1.18%, .69% and .18% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Strategy Growth Allocation Fund

	Actual Performance					Hypothetical Performance (5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/13)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/14)	$1,129.20	$1,124.90	$1,124.70	$1,126.90	$1,130.50	$1,022.66	$1,018.94	$1,018.94	$1,021.42	$1,023.90
Expenses Incurred During Period	$2.27	$6.22	$6.22	$3.59	$0.95	$2.16	$5.91	$5.91	$3.41	$0.90

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .43%, 1.18%, 1.18%, .68% and .18% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Investments	23

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments February 28, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.1%

	ABSOLUTE RETURN FUNDS – 6.8%

	Affiliated Absolute Return Funds – 6.8%

664,452	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$7,169,436
	Total Absolute Return Funds (cost $7,211,768)	7,169,436

	COMMODITY FUNDS – 2.0%

	Affiliated Commodity Funds – 1.9%

89,122	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	1,652,329

17,732	Nuveen Gresham Long/Short Commodity Strategy Fund (Class I), (3)	330,000
	Total Affiliated Commodity Funds	1,982,329

	Non-Affiliated Commodity Funds – 0.1%

6,032	PowerShares DB Commodity Index Tracking Fund, (3)	157,616
	Total Commodity Funds (cost $2,087,462)	2,139,945

	EQUITY FUNDS – 80.0%

	Affiliated Equity Funds – 80.0%

616,938	Nuveen Dividend Value Fund (Class R6)	10,395,406

136,814	Nuveen International Growth Fund (Class I)	5,817,315

1,779,558	Nuveen International Select Fund (Class I)	18,560,788

111,189	Nuveen Large Cap Growth Opportunities Fund (Class R6)	4,699,965

189,729	Nuveen Large Cap Select Fund (Class I)	3,597,261

45,822	Nuveen Mid Cap Growth Opportunities Fund (Class R6)	2,461,996

71,313	Nuveen Mid Cap Value Fund (Class I)	2,380,424

193,018	Nuveen NWQ Large-Cap Value Fund (Class I)	4,342,906

50,830	Nuveen Real Asset Income Fund (Class I)	1,158,927

196,004	Nuveen Real Estate Securities Fund (Class R6)	4,231,721

179,587	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,971,254

21,533	Nuveen Small Cap Growth Opportunities Fund (Class I)	599,262

39,149	Nuveen Small Cap Select Fund (Class I)	628,727

40,431	Nuveen Small Cap Value Fund (Class I)	757,281

57,779	Nuveen Symphony International Equity Fund (Class I)	1,099,536

53,026	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,703,196

269,697	Nuveen Symphony Low Volatility Equity Fund (Class I)	7,710,641

175,130	Nuveen Tradewinds International Value Fund (Class I)	4,471,062

92,431	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,189,902
	Total Equity Funds (cost $74,664,476)	84,777,570

	FIXED INCOME FUNDS – 9.3%

	Affiliated Fixed Income Funds – 9.3%

54,099	Nuveen Core Bond Fund (Class I)	550,731

90	Nuveen Core Plus Bond Fund (Class I)	1,039

27,338	Nuveen Global Total Return Bond Fund (Class I)	552,776

111,884	Nuveen High Income Bond Fund (Class I)	1,025,975

24	Nuveen Investments

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

258,889	Nuveen High Yield Municipal Bond Fund (Class I)					$4,181,060

5,578	Nuveen Inflation Protected Securities Fund (Class I)					61,527

62,478	Nuveen Preferred Securities Fund (Class I)					1,070,875

172,501	Nuveen Short Term Bond Fund (Class I)					1,735,363

18,394	Nuveen Strategic Income Fund (Class I)					209,329

20,723	Nuveen Symphony Credit Opportunities Fund (Class I)					475,176
	Total Fixed Income Funds (cost $9,649,913)					9,863,851
	Total Long-Term Investments (cost $93,613,619)					103,950,802

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.7%

	Money Market Funds – 1.4%

1,435,049	First American Treasury Obligations Fund, Class Z	0.000	% (5)	N/A	N/A	$1,435,049

	U.S. Government and Agency Obligations – 1.3%

$1,400	U.S. Treasury Bills, (6)	0.000%		7/24/14	Aaa	1,399,707
	Total Short-Term Investments (cost $2,834,724)					2,834,756
	Total Investments (cost $96,448,343) – 100.8%					106,785,558
	Other Assets Less Liabilities – (0.8)%					(808,293)
	Net Assets – 100%					$105,977,265

Investments in Derivatives as of February 28, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(8)	3/14	$(982,500)	$(8,483)
MSCI EAFE Mini Index	Long	36	3/14	3,472,740	203,887
Russell 2000 E-Mini	Short	(19)	3/14	(2,245,610)	(164,792)
S&P 500 Index	Long	18	3/14	8,359,200	415,211
S&P MidCap 400 E-Mini	Long	14	3/14	1,923,880	128,630
U.S. 2-Year Treasury Note	Short	(38)	6/14	(8,355,250)	945
U.S. Dollar Index	Long	13	3/14	1,036,360	(4,791)
U.S. Treasury Long Bond	Long	8	6/14	1,064,500	8,730
				$4,273,320	$579,337
*	The aggregate Notional Amount at Value of long and short positions is $15,856,680 and $(11,583,360), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

DB	Deutsche Bank

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

Nuveen Investments	25

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments February 28, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	ABSOLUTE RETURN FUND – 8.9%

	Affiliated Absolute Return Funds – 8.9%

3,129,857	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$33,771,152
	Total Absolute Return Funds (cost $34,258,554)	33,771,152

	COMMODITY FUNDS – 2.3%

	Affiliated Commodity Funds – 1.3%

220,056	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	4,079,841

43,794	Nuveen Gresham Long/Short Commodity Strategy Fund (Class I), (3)	815,000
	Total Affiliated Commodity Funds	4,894,841

	Non-Affiliated Commodity Funds – 1.0%

87,551	iShares S&P GSCI Commodity-Indexed Trust, (3)	2,888,308

35,622	PowerShares DB Commodity Index Tracking Fund, (3)	930,803
	Total Non-Affiliated Commodity Funds	3,819,111
	Total Commodity Funds (cost $8,348,690)	8,713,952

	EQUITY FUNDS – 54.4%

	Affiliated Equity Funds – 54.4%

1,308,373	Nuveen Dividend Value Fund (Class R6)	22,046,087

380,205	Nuveen Global Infrastructure Fund (Class I)	4,052,983

266,683	Nuveen International Growth Fund (Class I)	11,339,345

4,193,161	Nuveen International Select Fund (Class I)	43,734,665

248,394	Nuveen Large Cap Growth Opportunities Fund (Class R6)	10,499,609

359,405	Nuveen Large Cap Select Fund (Class I)	6,814,311

154,839	Nuveen Mid Cap Growth Opportunities Fund (Class R6)	8,319,495

236,308	Nuveen Mid Cap Value Fund (Class I)	7,887,957

449,123	Nuveen NWQ Large-Cap Value Fund (Class I)	10,105,273

174,439	Nuveen Real Asset Income Fund (Class I)	3,977,209

521,975	Nuveen Real Estate Securities Fund (Class R6)	11,269,439

447,950	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	14,894,327

107,067	Nuveen Small Cap Growth Opportunities Fund (Class I)	2,979,680

179,491	Nuveen Small Cap Select Fund (Class I)	2,882,620

150,690	Nuveen Small Cap Value Fund (Class I)	2,822,429

135,679	Nuveen Symphony International Equity Fund (Class I)	2,581,965

140,506	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,513,044

572,815	Nuveen Symphony Low Volatility Equity Fund (Class I)	16,376,787

381,176	Nuveen Tradewinds International Value Fund (Class I)	9,731,427

228,806	Nuveen Winslow Large-Cap Growth Fund (Class R6)	10,371,781
	Total Equity Funds (cost $158,326,076)	207,200,433

26	Nuveen Investments

Shares	Description (1), (2)					Value

	FIXED INCOME FUNDS – 33.0%

	Affiliated Fixed Income Funds – 33.0%

327,231	Nuveen All-American Municipal Bond Fund (Class I)					$3,642,085

2,809,504	Nuveen Core Bond Fund (Class I)					28,600,749

2,353,556	Nuveen Core Plus Bond Fund (Class I)					27,207,109

96,741	Nuveen Global Total Return Bond Fund (Class I)					1,956,109

711,967	Nuveen High Income Bond Fund (Class I)					6,528,741

1,314,352	Nuveen High Yield Municipal Bond Fund (Class I)					21,226,777

55,318	Nuveen Inflation Protected Securities Fund (Class I)					610,153

202,616	Nuveen Preferred Securities Fund (Class I)					3,472,837

1,833,677	Nuveen Short Term Bond Fund (Class I)					18,446,791

911,761	Nuveen Strategic Income Fund (Class I)					10,375,841

168,039	Nuveen Symphony Credit Opportunities Fund (Class I)					3,853,142
	Total Fixed Income Funds (cost $116,010,419)					125,920,334
	Total Long-Term Investments (cost $316,943,739)					375,605,871

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 0.9%

3,319,416	First American Treasury Obligations Fund, Class Z	0.000	% (5)	N/A	N/A	$3,319,416

	U.S. Government and Agency Obligations – 0.8%

$3,000	U.S. Treasury Bills, (6)	0.000%		7/24/14	Aaa	2,999,373
	Total Short-Term Investments (cost $6,318,722)					6,318,789
	Total Investments (cost $323,262,461) – 100.3%					381,924,660
	Other Assets Less Liabilities – (0.3)%					(1,037,918)
	Net Assets – 100%					$380,886,742

Investments in Derivatives as of February 28, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(30)	3/14	$(3,684,375)	$(31,813)
MSCI EAFE Mini Index	Long	83	3/14	8,006,595	470,072
Russell 2000 E-Mini	Short	(62)	3/14	(7,327,780)	(538,638)
S&P 500 Index	Long	71	3/14	32,972,400	1,646,240
S&P MidCap 400 E-Mini	Long	38	3/14	5,221,960	349,137
U.S. 2-Year Treasury Note	Short	(64)	6/14	(14,072,000)	1,592
U.S. Dollar Index	Long	46	3/14	3,667,120	(16,952)
U.S. Treasury Long Bond	Long	27	6/14	3,592,688	29,465
				$28,376,608	$1,909,103
*	The aggregate Notional Amount at Value of long and short positions is $53,460,763 and $(25,084,155), respectively.

Nuveen Investments	27

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments February 28, 2014 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

DB	Deutsche Bank

EAFE	Europe, Australasia and Far East

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

28	Nuveen Investments

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments February 28, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.6%

	ABSOLUTE RETURN FUNDS – 10.0%

	Affiliated Absolute Return Funds – 10.0%

1,231,668	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$13,289,693
	Total Absolute Return Funds (cost $13,655,607)	13,289,693

	COMMODITY FUNDS – 0.6%

	Affiliated Equity Funds – 0.6%

36,218	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	671,477

7,254	Nuveen Gresham Long/Short Commodity Strategy Fund (Class I), (3)	135,000
	Total Commodity Funds (cost $785,000)	806,477

	EQUITY FUNDS – 32.6%

	Affiliated Equity Funds – 32.6%

357,279	Nuveen Dividend Value Fund (Class R6)	6,020,154

383,475	Nuveen Global Infrastructure Fund (Class I)	4,087,842

47,467	Nuveen International Growth Fund (Class I)	2,018,312

644,401	Nuveen International Select Fund (Class I)	6,721,103

43,172	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,824,886

50,822	Nuveen Large Cap Select Fund (Class I)	963,576

69,853	Nuveen Mid Cap Growth Opportunities Fund (Class R6)	3,753,215

12,315	Nuveen Mid Cap Value Fund (Class I)	411,084

66,131	Nuveen NWQ Large-Cap Value Fund (Class I)	1,487,955

64,109	Nuveen Real Asset Income Fund (Class I)	1,461,685

64,671	Nuveen Real Estate Securities Fund (Class R6)	1,396,239

92,006	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	3,059,196

153,125	Nuveen Small Cap Select Fund (Class I)	2,459,186

39,742	Nuveen Symphony International Equity Fund (Class I)	756,283

24,446	Nuveen Symphony Large-Cap Growth Fund (Class I)	785,201

102,884	Nuveen Symphony Low Volatility Equity Fund (Class I)	2,941,440

65,267	Nuveen Tradewinds International Value Fund (Class I)	1,666,267

35,089	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,590,605
	Total Equity Funds (cost $36,218,099)	43,404,229

	FIXED INCOME FUNDS – 56.4%

	Affiliated Fixed Income Funds – 56.4%

252,555	Nuveen All-American Municipal Bond Fund (Class I)	2,810,940

1,821,088	Nuveen Core Bond Fund (Class I)	18,538,675

1,657,119	Nuveen Core Plus Bond Fund (Class I)	19,156,293

34,750	Nuveen Global Total Return Bond Fund (Class I)	702,649

198,087	Nuveen High Income Bond Fund (Class I)	1,816,458

366,276	Nuveen High Yield Municipal Bond Fund (Class I)	5,915,364

Nuveen Investments	29

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments February 28, 2014 (Unaudited)

Shares	Description (1), (2)					Value

	Affiliated Fixed Income Funds (continued)

311,012	Nuveen Inflation Protected Securities Fund (Class I)					$3,430,457

58,243	Nuveen Preferred Securities Fund (Class I)					998,281

1,179,811	Nuveen Short Term Bond Fund (Class I)					11,868,902

772,367	Nuveen Strategic Income Fund (Class I)					8,789,539

43,081	Nuveen Symphony Credit Opportunities Fund (Class I)					987,854
	Total Fixed Income Funds (cost $73,923,747)					75,015,412
	Total Long-Term Investments (cost $124,582,453)					132,515,811

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 0.7%

963,116	First American Treasury Obligations Fund, Class Z	0.000	% (5)	N/A	N/A	$963,116

	U.S. Government and Agency Obligations – 0.4%

$500	U.S. Treasury Bills, (6)	0.000%		7/24/14	Aaa	499,895
	Total Short-Term Investments (cost $1,463,000)					1,463,011
	Total Investments (cost $126,045,453) – 100.7%					133,978,822
	Other Assets Less Liabilities – (0.7)%					(992,508)
	Net Assets – 100%					$132,986,314

Investments in Derivatives as of February 28, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(11)	3/14	$(1,350,938)	$(11,664)
MSCI EAFE Mini Index	Long	24	3/14	2,315,160	135,924
Russell 2000 E-Mini	Short	(21)	3/14	(2,481,990)	(182,759)
S&P 500 Index	Long	5	3/14	2,322,000	133,955
U.S. 2-Year Treasury Note	Short	(16)	6/14	(3,518,000)	398
U.S. Dollar Index	Long	17	3/14	1,355,240	(6,265)
U.S. Treasury Long Bond	Long	10	6/14	1,330,625	10,913
				$(27,903)	$80,502
*	The aggregate Notional Amount at Value of long and short positions is $7,323,025 and $(7,350,928), respectively.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

30	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments February 28, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.9%

	ABSOLUTE RETURN FUNDS – 7.9%

	Affiliated Absolute Return Funds – 7.9%

1,288,909	Nuveen Tactical Market Opportunities Fund (Class I), (3)	$13,907,325
	Total Absolute Return Funds (cost $14,059,346)	13,907,325

	COMMODITY FUNDS – 3.3%

	Affiliated Commodity Funds – 1.3%

102,918	Nuveen Gresham Diversified Commodity Strategy Fund (Class I), (3)	1,908,105

20,419	Nuveen Gresham Long/Short Commodity Strategy Fund (Class I), (3)	380,000
	Total Affiliated Commodity Funds	2,288,105

	Non-Affiliated Commodity Funds – 2.0%

58,410	iShares S&P GSCI Commodity-Indexed Trust, (3)	1,926,946

58,929	PowerShares DB Commodity Index Tracking Fund, (3)	1,539,815
	Total Non-Affiliated Commodity Funds	3,466,761
	Total Commodity Funds (cost $5,663,974)	5,754,866

	EQUITY FUNDS – 70.8%

	Affiliated Equity Funds – 70.8%

876,798	Nuveen Dividend Value Fund (Class R6)	14,774,043

169,441	Nuveen Global Infrastructure Fund (Class I)	1,806,242

169,750	Nuveen International Growth Fund (Class I)	7,217,757

2,295,209	Nuveen International Select Fund (Class I)	23,939,028

163,733	Nuveen Large Cap Growth Opportunities Fund (Class R6)	6,921,006

252,399	Nuveen Large Cap Select Fund (Class I)	4,785,489

88,716	Nuveen Mid Cap Growth Opportunities Fund (Class R6)	4,766,729

137,239	Nuveen Mid Cap Value Fund (Class I)	4,581,043

273,213	Nuveen NWQ Large-Cap Value Fund (Class I)	6,147,288

84,336	Nuveen Real Asset Income Fund (Class I)	1,922,863

338,509	Nuveen Real Estate Securities Fund (Class R6)	7,308,409

259,159	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	8,617,040

48,493	Nuveen Small Cap Growth Opportunities Fund (Class I)	1,349,561

78,641	Nuveen Small Cap Select Fund (Class I)	1,262,982

74,228	Nuveen Small Cap Value Fund (Class I)	1,390,291

126,605	Nuveen Symphony International Equity Fund (Class I)	2,409,293

78,381	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,517,611

394,632	Nuveen Symphony Low Volatility Equity Fund (Class I)	11,282,529

238,945	Nuveen Tradewinds International Value Fund (Class I)	6,100,262

135,197	Nuveen Winslow Large-Cap Growth Fund (Class R6)	6,128,497
	Total Equity Funds (cost $107,918,892)	125,227,963

Nuveen Investments	31

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments February 28, 2014 (Unaudited)

Shares	Description (1), (2)					Value

	FIXED INCOME FUNDS – 16.9%

	Affiliated Fixed Income Funds – 16.9%

63,405	Nuveen All-American Municipal Bond Fund (Class I)					$705,696

310,103	Nuveen Core Bond Fund (Class I)					3,156,847

266,241	Nuveen Core Plus Bond Fund (Class I)					3,077,751

43,525	Nuveen Global Total Return Bond Fund (Class I)					880,070

340,328	Nuveen High Income Bond Fund (Class I)					3,120,805

559,661	Nuveen High Yield Municipal Bond Fund (Class I)					9,038,522

19,334	Nuveen Inflation Protected Securities Fund (Class I)					213,259

135,149	Nuveen Preferred Securities Fund (Class I)					2,316,452

443,748	Nuveen Short Term Bond Fund (Class I)					4,464,106

102,609	Nuveen Strategic Income Fund (Class I)					1,167,695

77,021	Nuveen Symphony Credit Opportunities Fund (Class I)					1,766,102
	Total Fixed Income Funds (cost $29,113,337)					29,907,305
	Total Long-Term Investments (cost $156,755,549)					174,797,459

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 1.3%

2,341,161	First American Treasury Obligations Fund, Class Z	0.000	% (5)	N/A	N/A	$2,341,160

	U.S. Government and Agency Obligations – 1.0%

$1,800	U.S. Treasury Bills, (6)	0.000%		7/24/14	Aaa	1,799,624
	Total Short-Term Investments (cost $4,140,744)					4,140,784
	Total Investments (cost $160,896,293) – 101.2%					178,938,243
	Other Assets Less Liabilities – (1.2)%					(2,136,305)
	Net Assets – 100%					$176,801,938

Investments in Derivatives as of February 28, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Japanese Yen	Short	(14)	3/14	$(1,719,375)	$(14,846)
MSCI EAFE Mini Index	Long	47	3/14	4,533,855	266,185
Russell 2000 E-Mini	Short	(42)	3/14	(4,963,980)	(360,278)
S&P 500 Index	Long	34	3/14	15,789,600	785,980
S&P MidCap 400 E-Mini	Long	17	3/14	2,336,140	156,193
U.S. 2-Year Treasury Note	Short	(34)	6/14	(7,475,750)	846
U.S. Dollar Index	Long	22	3/14	1,753,840	(8,107)
U.S. Treasury Long Bond	Long	13	6/14	1,729,813	14,187
				$11,984,143	$840,160
*	The aggregate Notional Amount at Value of long and short positions is $26,143,248 and $(14,159,105), respectively.

32	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.

N/A	Not Applicable.

DB	Deutsche Bank

EAFE	Europe, Australasia and Far East

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

See accompanying notes to financial statements.

Nuveen Investments	33

Statement of

Assets and Liabilities	February 28, 2014 (Unaudited)

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Assets
Affiliated long-term investments, at value (cost $93,456,157, $313,360,049, $124,582,453 and $153,321,576, respectively)	$103,793,156	$371,786,761	$132,515,811	$171,330,698
Non-affiliated long-term investments, at value (cost $157,462, $3,583,690, $— and $3,433,973, respectively)	157,646	3,819,110	—	3,466,761
Non-affiliated short-term investments, at value (cost $2,834,724, $6,318,722, $1,463,000 and $4,140,744, respectively)	2,834,756	6,318,789	1,463,011	4,140,784
Cash	—	109	—	—
Receivable for:
Dividends	52,801	464,039	237,761	136,028
Investments sold	1,990,900	6,940,986	2,242,477	3,233,688
Reimbursement from Adviser	1,757	—	—	—
Shares sold	65,546	180,068	136,357	114,621
Variation margin on futures contracts	37,188	123,075	20,575	66,633
Other assets	185	15,632	24,161	291
Total assets	108,933,935	389,648,569	136,640,153	182,489,504
Liabilities
Payable for:
Dividends	—	—	31,740	—
Investments purchased	2,032,801	7,399,039	2,382,761	3,366,028
Shares redeemed	835,041	967,534	1,073,767	2,170,135
Variation margin on futures contracts	10,818	38,769	14,300	18,430
Accrued expenses:
Management fees	—	24,553	5,814	5,678
Directors fees	55	10,473	19,657	110
12b-1 distribution and service fees	23,918	72,839	36,724	41,768
Other	54,037	248,620	89,076	85,417
Total liabilities	2,956,670	8,761,827	3,653,839	5,687,566
Net assets	$105,977,265	$380,886,742	$132,986,314	$176,801,938
Class A Shares
Net assets	$58,006,037	$198,394,933	$77,802,026	$96,146,005
Shares outstanding	3,650,952	17,123,908	6,453,188	7,506,234
Net asset value (“NAV”) per share	$15.89	$11.59	$12.06	$12.81
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$16.86	$12.30	$12.80	$13.59
Class B Shares
Net assets	$1,775,564	$3,384,256	$2,506,301	$3,122,811
Shares outstanding	115,464	296,708	209,376	249,885
NAV and offering price per share	$15.38	$11.41	$11.97	$12.50
Class C Shares
Net assets	$13,081,315	$40,000,865	$25,404,273	$23,420,713
Shares outstanding	852,702	3,504,780	2,120,896	1,872,241
NAV and offering price per share	$15.34	$11.41	$11.98	$12.51
Class R3 Shares
Net assets	$3,800,618	$6,867,128	$1,785,553	$6,673,856
Shares outstanding	241,878	599,265	148,493	527,460
NAV and offering price per share	$15.71	$11.46	$12.02	$12.65
Class I Shares
Net assets	$29,313,731	$132,239,560	$25,488,161	$47,438,553
Shares outstanding	1,841,114	11,443,625	2,115,561	3,688,477
NAV and offering price per share	$15.92	$11.56	$12.05	$12.86
Net assets consist of:
Capital paid-in	$91,875,806	$313,329,446	$123,486,387	$154,725,934
Undistributed (Over-distribution of) net investment income	256,640	4,707,538	1,299,109	234,095
Accumulated net realized gain (loss)	2,928,267	2,278,456	186,947	2,959,799
Net unrealized appreciation (depreciation)	10,916,552	60,571,302	8,013,871	18,882,110
Net assets	$105,977,265	$380,886,742	$132,986,314	$176,801,938
Authorized shares(1)	10 Billion	10 Billion	10 Billion	10 Billion
Par value per share	$0.01	$0.01	$0.01	$0.01

(1)	Represents authorized shares for Class A, Class B, Class C and Class I. Authorized shares for Class R3 is 20 billion.

See accompanying notes to financial statements.

34	Nuveen Investments

Statement of

Operations	Six Months Ended February 28, 2014 (Unaudited)

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Investment Income
Dividends from affiliated investments	$2,593,864	$8,253,429	$2,746,829	$4,136,220
Interest from non-affiliated investments	389	835	139	497
Total investment income	2,594,253	8,254,264	2,746,968	4,136,717
Expenses
Management fees	51,860	184,059	66,884	84,725
12b-1 service fees – Class A	69,494	239,284	98,636	114,003
12b-1 distribution and service fees – Class B	8,818	18,110	13,498	16,581
12b-1 distribution and service fees – Class C	65,609	189,991	121,745	118,291
12b-1 distribution and service fees – Class R3	9,600	16,339	5,360	15,871
Shareholder servicing agent fees and expenses	69,619	199,783	59,598	99,417
Custodian fees and expenses	13,413	33,548	15,276	18,959
Directors fees and expenses	79	249	31	143
Professional fees	14,440	22,439	14,612	16,389
Shareholder reporting expenses	13,857	35,309	12,414	22,197
Federal and state registration fees	31,581	32,863	34,416	31,980
Other expenses	1,200	2,125	1,351	1,422
Total expenses before fee waiver/expense reimbursement	349,570	974,099	443,821	539,978
Fee waiver/expense reimbursement	(101,263)	(173,553)	(82,772)	(119,765)
Net expenses	248,307	800,546	361,049	420,213
Net investment income (loss)	2,345,946	7,453,718	2,385,919	3,716,504
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Affiliated investments	216,390	2,832,529	243,351	102,471
Non-affiliated investments	(420,804)	(17,303)	(371,364)	(667,920)
Distributions from Underlying Funds	3,247,914	8,564,732	2,537,901	4,935,085
Futures contracts	778,533	2,026,179	(114,467)	888,622
Total net realized gain (loss)	3,822,033	13,406,137	2,295,421	5,258,258
Change in net unrealized appreciation (depreciation) of:
Affiliated investments	6,572,144	16,271,207	4,435,265	9,596,992
Non-affiliated investments	221,280	(336,260)	296,853	504,758
Futures contracts	834,353	2,523,643	245,593	1,223,903
Total change in net unrealized appreciation (depreciation)	7,627,777	18,458,590	4,977,711	11,325,653
Net realized and unrealized gain (loss)	11,449,810	31,864,727	7,273,132	16,583,911
Net increase (decrease) in net assets from operations	$13,795,756	$39,318,445	$9,659,051	$20,300,415

See accompanying notes to financial statements.

Nuveen Investments	35

Statement of

Changes in Net Assets	(Unaudited)

	Strategy Aggressive Growth Allocation		Strategy Balanced Allocation
	Six Months Ended 2/28/14	Year Ended 8/31/13	Six Months Ended 2/28/14	Year Ended 8/31/13
Operations
Net investment income (loss)	$2,345,946	$1,935,928	$7,453,718	$8,414,200
Total net realized gain (loss)	3,822,033	4,433,144	13,406,137	14,151,274
Total change in net unrealized appreciation (depreciation)	7,627,777	6,586,382	18,458,590	6,523,452
Net increase (decrease) in net assets from operations	13,795,756	12,955,454	39,318,445	29,088,926
Distributions to Shareholders
From net investment income:
Class A	(1,693,077)	(1,054,547)	(4,036,139)	(4,081,728)
Class B	(40,687)	(27,886)	(60,655)	(69,423)
Class C	(306,213)	(161,719)	(667,953)	(470,234)
Class R3	(104,812)	(73,646)	(137,180)	(117,925)
Class I	(954,969)	(679,159)	(2,861,019)	(3,204,500)
From accumulated net realized gains:
Class A	(622,552)	—	(8,212,451)	(4,185,381)
Class B	(20,232)	—	(152,176)	(110,159)
Class C	(153,140)	—	(1,686,735)	(729,508)
Class R3	(42,170)	—	(273,891)	(136,226)
Class I	(325,537)	—	(5,531,447)	(2,989,557)
Decrease in net assets from distributions to shareholders	(4,263,389)	(1,996,957)	(23,619,646)	(16,094,641)
Fund Share Transactions
Proceeds from sale of shares	6,197,853	12,451,500	27,383,339	38,852,140
Proceeds from shares issued to shareholders due to reinvestment of distributions	3,758,906	1,671,432	22,100,507	14,933,997
	9,956,759	14,122,932	49,483,846	53,786,137
Cost of shares redeemed	(12,471,541)	(22,917,461)	(35,836,137)	(77,597,923)
Net increase (decrease) in net assets from Fund share transactions	(2,514,782)	(8,794,529)	13,647,709	(23,811,786)
Net increase (decrease) in net assets	7,017,585	2,163,968	29,346,508	(10,817,501)
Net assets at the beginning of period	98,959,680	96,795,712	351,540,234	362,357,735
Net assets at the end of period	$105,977,265	$98,959,680	$380,886,742	$351,540,234
Undistributed (Over-distribution of) net investment income at the end of period	$256,640	$1,010,452	$4,707,538	$5,016,766

See accompanying notes to financial statements.

36	Nuveen Investments

	Strategy Conservative Allocation		Strategy Growth Allocation
	Six Months Ended 2/28/14	Year Ended 8/31/13	Six Months Ended 2/28/14	Year Ended 8/31/13
Operations
Net investment income (loss)	$2,385,919	$3,374,887	$3,716,504	$3,354,843
Total net realized gain (loss)	2,295,421	3,092,293	5,258,258	6,204,978
Total change in net unrealized appreciation (depreciation)	4,977,711	(2,036,238)	11,325,653	6,686,102
Net increase (decrease) in net assets from operations	9,659,051	4,430,942	20,300,415	16,245,923
Distributions to Shareholders
From net investment income:
Class A	(1,230,490)	(1,864,045)	(2,705,416)	(2,083,140)
Class B	(31,573)	(52,732)	(73,178)	(82,570)
Class C	(289,198)	(379,399)	(535,545)	(372,251)
Class R3	(30,914)	(44,356)	(171,330)	(160,366)
Class I	(429,919)	(693,638)	(1,520,835)	(1,081,355)
From accumulated net realized gains:
Class A	(477,500)	(718,020)	(3,193,609)	(2,640,077)
Class B	(15,953)	(32,683)	(117,836)	(145,704)
Class C	(147,960)	(224,626)	(855,824)	(664,208)
Class R3	(12,403)	(20,386)	(222,311)	(222,095)
Class I	(154,046)	(240,999)	(1,668,570)	(1,261,072)
Decrease in net assets from distributions to shareholders	(2,819,956)	(4,270,884)	(11,064,454)	(8,712,838)
Fund Share Transactions
Proceeds from sale of shares	10,417,575	28,996,755	19,464,500	27,192,426
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,331,071	3,499,997	10,114,015	7,882,674
	12,748,646	32,496,752	29,578,515	35,075,100
Cost of shares redeemed	(22,086,404)	(35,554,387)	(18,903,336)	(40,531,962)
Net increase (decrease) in net assets from Fund share transactions	(9,337,758)	(3,057,635)	10,675,179	(5,456,862)
Net increase (decrease) in net assets	(2,498,663)	(2,897,577)	19,911,140	2,076,223
Net assets at the beginning of period	135,484,977	138,382,554	156,890,798	154,814,575
Net assets at the end of period	$132,986,314	$135,484,977	$176,801,938	$156,890,798
Undistributed (Over-distribution of) net investment income at the end of period	$1,299,109	$925,284	$234,095	$1,523,895

See accompanying notes to financial statements.

Nuveen Investments	37

Financial

Highlights (Unaudited)

Strategy Aggressive Growth Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations				Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2014(f)	$14.48	$.35		$1.70	$2.05	$(.47)	$(.17)	$(.64)	$15.89
2013	12.96	.28		1.53	1.81	(.29)	—	(.29)	14.48
2012	12.10	.15		.79	.94	(.08)	—	(.08)	12.96
2011	10.56	.09		1.64	1.73	(.19)	—	(.19)	12.10
2010	10.21	.09		.39	.48	(.13)	—	(.13)	10.56
2009	12.37	.12		(2.25)	(2.13)	—	(.03)	(.03)	10.21
Class B (9/01)
2014(f)	13.98	.28		1.64	1.92	(.35)	(.17)	(.52)	15.38
2013	12.51	.18		1.47	1.65	(.18)	—	(.18)	13.98
2012	11.69	.06		.76	.82	—	—	—	12.51
2011	10.20	—	**	1.59	1.59	(.10)	—	(.10)	11.69
2010	9.88	.01		.37	.38	(.06)	—	(.06)	10.20
2009	12.06	.05		(2.20)	(2.15)	—	(.03)	(.03)	9.88
Class C (9/01)
2014(f)	13.94	.28		1.64	1.92	(.35)	(.17)	(.52)	15.34
2013	12.48	.16		1.48	1.64	(.18)	—	(.18)	13.94
2012	11.66	.06		.76	.82	—	—	—	12.48
2011	10.19	(.01)		1.60	1.59	(.12)	—	(.12)	11.66
2010	9.89	—	**	.38	.38	(.08)	—	(.08)	10.19
2009	12.07	.05		(2.20)	(2.15)	—	(.03)	(.03)	9.89
Class R3 (10/96)
2014(f)	14.31	.32		1.68	2.00	(.43)	(.17)	(.60)	15.71
2013	12.81	.23		1.52	1.75	(.25)	—	(.25)	14.31
2012	11.96	.11		.79	.90	(.05)	—	(.05)	12.81
2011	10.44	.06		1.64	1.70	(.18)	—	(.18)	11.96
2010	10.12	.05		.39	.44	(.12)	—	(.12)	10.44
2009	12.29	.09		(2.23)	(2.14)	—	(.03)	(.03)	10.12
Class I (9/01)
2014(f)	14.53	.37		1.70	2.07	(.51)	(.17)	(.68)	15.92
2013	13.00	.31		1.54	1.85	(.32)	—	(.32)	14.53
2012	12.14	.18		.80	.98	(.12)	—	(.12)	13.00
2011	10.59	.10		1.67	1.77	(.22)	—	(.22)	12.14
2010	10.24	.11		.39	.50	(.15)	—	(.15)	10.59
2009	12.38	.15		(2.26)	(2.11)	—	(.03)	(.03)	10.24

38	Nuveen Investments

	Ratios/Supplemental Data

		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

14.30%	$58,006	.63	%***	4.37	%***	.43	%***	4.57	%***	16%
14.18	51,794	.63		1.76		.40		1.99		12
7.87	49,150	.71		.91		.40		1.22		30
16.38	51,004	.65		.45		.40		.70		43
4.64	46,829	.61		.59		.40		.80		29
(17.16)	42,509	.68		1.09		.40		1.37		35

13.85	1,776	1.38	***	3.62	***	1.18	***	3.82	***	16
13.37	1,741	1.38		1.10		1.15		1.33		12
7.01	2,115	1.46		.20		1.15		.51		30
15.56	2,768	1.40		(.27)		1.15		(.02)		43
3.78	3,211	1.36		(.12)		1.15		.09		29
(17.77)	3,728	1.43		.35		1.15		.63		35

13.88	13,081	1.38	***	3.62	***	1.18	***	3.81	***	16
13.32	12,264	1.38		.99		1.15		1.22		12
7.03	11,592	1.46		.17		1.15		.48		30
15.55	12,249	1.40		(.31)		1.15		(.06)		43
3.76	10,723	1.36		(.21)		1.15		—	*	29
(17.75)	7,712	1.43		.26		1.15		.54		35

14.11	3,801	.88	***	4.07	***	.68	***	4.27	***	16
13.88	3,728	.88		1.47		.65		1.70		12
7.58	4,600	.96		.62		.65		.93		30
16.21	4,294	.91		.19		.65		.45		43
4.24	3,151	.86		.26		.65		.47		29
(17.35)	1,885	.93		.73		.65		1.01		35

14.39	29,314	.38	***	4.64	***	.18	***	4.83	***	16
14.50	29,433	.38		2.00		.15		2.23		12
8.13	29,339	.46		1.16		.15		1.47		30
16.68	30,717	.39		.55		.15		.79		43
4.84	70,533	.36		.83		.15		1.04		29
(16.98)	62,331	.43		1.36		.15		1.64		35

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2014.
*	Rounds to less than .01%.
**	Rounds to less than $.01 per share.
***	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	39

Financial Highlights (Unaudited) (continued)

Strategy Balanced Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2014(f)	$11.10	$.23	$1.00	$1.23	$(.24)	$(.50)	$(.74)	$11.59
2013	10.72	.26	.61	.87	(.24)	(.25)	(.49)	11.10
2012	10.04	.20	.62	.82	(.14)	—	(.14)	10.72
2011	9.04	.17	.95	1.12	(.12)	—	(.12)	10.04
2010	8.60	.19	.47	.66	(.22)	—	(.22)	9.04
2009	10.48	.28	(1.46)	(1.18)	(.24)	(.46)	(.70)	8.60
Class B (9/01)
2014(f)	10.94	.19	.97	1.16	(.19)	(.50)	(.69)	11.41
2013	10.56	.18	.61	.79	(.16)	(.25)	(.41)	10.94
2012	9.89	.13	.61	.74	(.07)	—	(.07)	10.56
2011	8.91	.10	.92	1.02	(.04)	—	(.04)	9.89
2010	8.49	.12	.47	.59	(.17)	—	(.17)	8.91
2009	10.36	.22	(1.44)	(1.22)	(.19)	(.46)	(.65)	8.49
Class C (9/01)
2014(f)	10.94	.19	.97	1.16	(.19)	(.50)	(.69)	11.41
2013	10.57	.17	.61	.78	(.16)	(.25)	(.41)	10.94
2012	9.90	.12	.62	.74	(.07)	—	(.07)	10.57
2011	8.91	.09	.94	1.03	(.04)	—	(.04)	9.90
2010	8.50	.11	.47	.58	(.17)	—	(.17)	8.91
2009	10.38	.23	(1.46)	(1.23)	(.19)	(.46)	(.65)	8.50
Class R3 (10/96)
2014(f)	10.99	.21	.98	1.19	(.22)	(.50)	(.72)	11.46
2013	10.61	.22	.62	.84	(.21)	(.25)	(.46)	10.99
2012	9.94	.17	.62	.79	(.12)	—	(.12)	10.61
2011	8.95	.14	.94	1.08	(.09)	—	(.09)	9.94
2010	8.52	.15	.48	.63	(.20)	—	(.20)	8.95
2009	10.40	.25	(1.44)	(1.19)	(.23)	(.46)	(.69)	8.52
Class I (9/01)
2014(f)	11.07	.24	1.00	1.24	(.25)	(.50)	(.75)	11.56
2013	10.69	.28	.62	.90	(.27)	(.25)	(.52)	11.07
2012	10.02	.23	.61	.84	(.17)	—	(.17)	10.69
2011	9.02	.19	.95	1.14	(.14)	—	(.14)	10.02
2010	8.57	.21	.48	.69	(.24)	—	(.24)	9.02
2009	10.46	.30	(1.47)	(1.17)	(.26)	(.46)	(.72)	8.57

40	Nuveen Investments

	Ratios/Supplemental Data

		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

11.34%	$198,395	.53	%*	3.95	%*	.43	%*	4.05	%*	9%
8.36	183,459	.53		2.19		.40		2.32		11
8.31	184,856	.56		1.81		.40		1.97		38
12.32	161,839	.53		1.56		.40		1.69		34
7.64	161,798	.48		1.95		.39		2.04		24
(9.87)	156,820	.48		3.49		.40		3.57		67

10.86	3,384	1.28	*	3.21	*	1.18	*	3.30	*	9
7.65	3,827	1.28		1.52		1.15		1.65		11
7.50	5,291	1.31		1.09		1.15		1.24		38
11.43	6,009	1.28		.83		1.15		.96		34
6.87	7,603	1.23		1.24		1.14		1.33		24
(10.57)	10,374	1.23		2.80		1.15		2.88		67

10.87	40,001	1.28	*	3.23	*	1.18	*	3.32	*	9
7.54	34,447	1.28		1.41		1.15		1.54		11
7.49	33,069	1.31		1.00		1.15		1.15		38
11.57	22,493	1.29		.79		1.15		.93		34
6.81	18,241	1.23		1.16		1.14		1.25		24
(10.62)	12,754	1.23		2.87		1.15		2.95		67

11.10	6,867	.78	*	3.68	*	.68	*	3.77	*	9
8.16	6,225	.78		1.90		.65		2.04		11
8.01	5,545	.81		1.56		.65		1.72		38
12.06	4,253	.79		1.25		.65		1.39		34
7.40	2,962	.73		1.57		.64		1.66		24
(10.17)	1,640	.73		3.16		.65		3.24		67

11.50	132,240	.28	*	4.21	*	.18	*	4.30	*	9
8.65	123,583	.28		2.45		.15		2.58		11
8.50	133,597	.31		2.09		.15		2.25		38
12.63	133,723	.27		1.75		.15		1.88		34
7.98	217,968	.23		2.18		.14		2.27		24
(9.77)	191,272	.23		3.73		.15		3.81		67

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2014.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	41

Financial Highlights (Unaudited) (continued)

Strategy Conservative Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital		Total	Ending NAV
Class A (9/01)
2014(f)	$11.46	$.22	$.63	$.85	$(.18)	$(.07)	$—		$(.25)	$12.06
2013	11.44	.29	.11	.40	(.27)	(.11)	—		(.38)	11.46
2012	10.89	.29	.53	.82	(.27)	—	—		(.27)	11.44
2011	10.27	.28	.58	.86	(.24)	—	—		(.24)	10.89
2010	9.64	.31	.65	.96	(.33)	—	—	*	(.33)	10.27
2009	10.68	.42	(.74)	(.32)	(.46)	(.25)	(.01)		(.72)	9.64
Class B (9/01)
2014(f)	11.38	.17	.63	.80	(.14)	(.07)	—		(.21)	11.97
2013	11.36	.21	.10	.31	(.18)	(.11)	—		(.29)	11.38
2012	10.82	.22	.51	.73	(.19)	—	—		(.19)	11.36
2011	10.20	.20	.58	.78	(.16)	—	—		(.16)	10.82
2010	9.58	.24	.63	.87	(.25)	—	—	*	(.25)	10.20
2009	10.61	.35	(.73)	(.38)	(.39)	(.25)	(.01)		(.65)	9.58
Class C (9/01)
2014(f)	11.39	.17	.63	.80	(.14)	(.07)	—		(.21)	11.98
2013	11.37	.21	.10	.31	(.18)	(.11)	—		(.29)	11.39
2012	10.83	.20	.53	.73	(.19)	—	—		(.19)	11.37
2011	10.21	.20	.58	.78	(.16)	—	—		(.16)	10.83
2010	9.59	.23	.64	.87	(.25)	—	—	*	(.25)	10.21
2009	10.63	.33	(.71)	(.38)	(.40)	(.25)	(.01)		(.66)	9.59
Class R3 (10/96)
2014(f)	11.43	.20	.63	.83	(.17)	(.07)	—		(.24)	12.02
2013	11.41	.27	.10	.37	(.24)	(.11)	—		(.35)	11.43
2012	10.87	.27	.52	.79	(.25)	—	—		(.25)	11.41
2011	10.25	.25	.59	.84	(.22)	—	—		(.22)	10.87
2010	9.62	.29	.64	.93	(.30)	—	—	*	(.30)	10.25
2009	10.66	.40	(.74)	(.34)	(.44)	(.25)	(.01)		(.70)	9.62
Class I (9/01)
2014(f)	11.45	.23	.64	.87	(.20)	(.07)	—		(.27)	12.05
2013	11.44	.32	.10	.42	(.30)	(.11)	—		(.41)	11.45
2012	10.89	.33	.52	.85	(.30)	—	—		(.30)	11.44
2011	10.26	.30	.60	.90	(.27)	—	—		(.27)	10.89
2010	9.64	.34	.63	.97	(.35)	—	—	*	(.35)	10.26
2009	10.68	.44	(.73)	(.29)	(.49)	(.25)	(.01)		(.75)	9.64

42	Nuveen Investments

	Ratios/Supplemental Data

		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

7.52%	$77,802	.56	%**	3.56	%**	.43	%**	3.68	%**	9%
3.44	80,009	.55		2.37		.40		2.52		18
7.64	79,076	.59		2.38		.40		2.57		44
8.39	44,341	.62		2.35		.40		2.57		34
10.01	45,233	.67		2.79		.40		3.06		18
(1.76)	34,653	.79		4.34		.40		4.73		63

7.07	2,506	1.31	**	2.79	**	1.18	**	2.91	**	9
2.69	2,933	1.30		1.69		1.15		1.84		18
6.78	3,777	1.34		1.76		1.15		1.95		44
7.66	4,305	1.37		1.60		1.15		1.83		34
9.15	5,137	1.42		2.09		1.15		2.36		18
(2.52)	5,322	1.54		3.57		1.15		3.96		63

7.07	25,404	1.31	**	2.80	**	1.18	**	2.92	**	9
2.69	23,947	1.30		1.66		1.15		1.80		18
6.78	24,381	1.34		1.63		1.15		1.82		44
7.66	13,757	1.37		1.60		1.15		1.83		34
9.17	13,238	1.42		2.01		1.15		2.28		18
(2.51)	8,642	1.54		3.40		1.15		3.79		63

7.31	1,786	.81	**	3.23	**	.69	**	3.35	**	9
3.21	1,928	.80		2.18		.65		2.33		18
7.33	2,156	.84		2.26		.65		2.45		44
8.17	2,394	.87		2.10		.65		2.32		34
9.76	1,695	.92		2.53		.65		2.80		18
(2.05)	760	1.04		4.13		.65		4.52		63

7.66	25,488	.31	**	3.79	**	.18	**	3.91	**	9
3.61	26,669	.30		2.62		.15		2.76		18
7.94	28,992	.34		2.78		.15		2.97		44
8.78	24,435	.37		2.54		.15		2.76		34
10.18	48,152	.42		3.03		.15		3.30		18
(1.47)	37,618	.54		4.64		.15		5.03		63

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2014.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	43

Financial Highlights (Unaudited) (continued)

Strategy Growth Allocation

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended August 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (9/01)
2014(f)	$12.10	$.28	$1.25	$1.53	$(.37)	$(.45)	$(.82)	$12.81
2013	11.55	.26	.97	1.23	(.30)	(.38)	(.68)	12.10
2012	10.93	.18	.68	.86	(.16)	(.08)	(.24)	11.55
2011	9.76	.14	1.28	1.42	(.25)	—	(.25)	10.93
2010	9.40	.14	.42	.56	(.20)	—	(.20)	9.76
2009	11.72	.19	(1.87)	(1.68)	—	(.64)	(.64)	9.40
Class B (9/01)
2014(f)	11.78	.23	1.21	1.44	(.27)	(.45)	(.72)	12.50
2013	11.25	.18	.94	1.12	(.21)	(.38)	(.59)	11.78
2012	10.65	.10	.66	.76	(.08)	(.08)	(.16)	11.25
2011	9.50	.05	1.26	1.31	(.16)	—	(.16)	10.65
2010	9.17	.07	.39	.46	(.13)	—	(.13)	9.50
2009	11.53	.13	(1.85)	(1.72)	—	(.64)	(.64)	9.17
Class C (9/01)
2014(f)	11.79	.23	1.21	1.44	(.27)	(.45)	(.72)	12.51
2013	11.26	.17	.95	1.12	(.21)	(.38)	(.59)	11.79
2012	10.66	.09	.67	.76	(.08)	(.08)	(.16)	11.26
2011	9.52	.05	1.26	1.31	(.17)	—	(.17)	10.66
2010	9.21	.06	.40	.46	(.15)	—	(.15)	9.52
2009	11.57	.12	(1.84)	(1.72)	—	(.64)	(.64)	9.21
Class R3 (10/96)
2014(f)	11.95	.26	1.23	1.49	(.34)	(.45)	(.79)	12.65
2013	11.41	.24	.95	1.19	(.27)	(.38)	(.65)	11.95
2012	10.79	.15	.68	.83	(.13)	(.08)	(.21)	11.41
2011	9.64	.11	1.27	1.38	(.23)	—	(.23)	10.79
2010	9.32	.11	.40	.51	(.19)	—	(.19)	9.64
2009	11.65	.16	(1.85)	(1.69)	—	(.64)	(.64)	9.32
Class I (9/01)
2014(f)	12.16	.30	1.25	1.55	(.40)	(.45)	(.85)	12.86
2013	11.61	.29	.97	1.26	(.33)	(.38)	(.71)	12.16
2012	10.98	.21	.69	.90	(.19)	(.08)	(.27)	11.61
2011	9.80	.15	1.30	1.45	(.27)	—	(.27)	10.98
2010	9.44	.17	.41	.58	(.22)	—	(.22)	9.80
2009	11.74	.21	(1.87)	(1.66)	—	(.64)	(.64)	9.44

44	Nuveen Investments

	Ratios/Supplemental Data

		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(d)		Net Investment Income (Loss)		Expenses(d)		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

12.92%	$96,146	.57	%*	4.30	%*	.43	%*	4.44	%*	10%
11.20	85,187	.59		2.02		.40		2.20		15
8.10	81,174	.66		1.35		.40		1.61		32
14.46	82,189	.61		1.01		.40		1.22		45
5.84	75,101	.56		1.24		.40		1.40		25
(13.07)	63,942	.62		2.05		.40		2.27		42

12.49	3,123	1.32	*	3.58	*	1.18	*	3.72	*	10
10.41	3,667	1.34		1.37		1.15		1.56		15
7.24	4,552	1.41		.64		1.15		.90		32
13.73	6,019	1.36		.27		1.15		.48		45
4.92	6,682	1.31		.56		1.15		.72		25
(13.66)	7,692	1.37		1.34		1.15		1.56		42

12.47	23,421	1.32	*	3.56	*	1.18	*	3.70	*	10
10.40	21,491	1.34		1.27		1.15		1.45		15
7.24	19,948	1.41		.59		1.15		.86		32
13.77	19,356	1.36		.25		1.15		.47		45
4.87	16,862	1.31		.48		1.15		.64		25
(13.61)	12,428	1.37		1.25		1.15		1.47		42

12.69	6,674	.82	*	4.04	*	.68	*	4.18	*	10
10.93	6,074	.84		1.83		.65		2.01		15
7.91	6,902	.91		1.08		.65		1.34		32
14.24	6,728	.87		.74		.65		.96		45
5.36	4,831	.81		.94		.65		1.10		25
(13.24)	2,335	.87		1.71		.65		1.93		42

13.05	47,439	.33	*	4.57	*	.18	*	4.72	*	10
11.43	40,472	.33		2.25		.15		2.43		15
8.45	42,238	.41		1.61		.15		1.87		32
14.76	41,877	.35		1.13		.15		1.33		45
6.02	81,712	.31		1.52		.15		1.68		25
(12.86)	75,759	.37		2.31		.15		2.53		42

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. These underlying fund fees and expenses are not reflected in the expense ratios. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended February 28, 2014.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	45

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust Information

Nuveen Strategy Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Strategy Aggressive Growth Allocation Fund (“Strategy Aggressive Growth Allocation”), Nuveen Strategy Balanced Allocation Fund (“Strategy Balanced Allocation”), Nuveen Strategy Conservative Allocation Fund (“Strategy Conservative Allocation”) and Nuveen Strategy Growth Allocation Fund (“Strategy Growth Allocation”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the state of Minnesota on June 19, 1996.

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds.

Investment Objectives

Strategy Aggressive Growth Allocation’s investment objective is to seek a high level of capital growth. Strategy Balanced Allocation’s investment objective is to seek both capital growth and current income. Strategy Conservative Allocation’s investment objective is to seek a high level of current income consistent with limited risk to capital. Strategy Growth Allocation’s investment objective is to seek capital growth with a moderate level of current income.

Each Fund is a “fund of funds,” which invests primarily in a variety of other mutual funds that are also advised by NAM (the “Underlying Funds”). Strategy Aggressive Growth Allocation and Strategy Growth Allocation seek to achieve their investment objectives by providing high allocations to various Underlying Funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on Underlying Funds that invest primarily in fixed income securities. Strategy Balanced Allocation seeks to achieve its investment objective by generally providing significant allocations both to Underlying Funds that invest primarily in equity securities and to Underlying Funds that invest primarily in fixed income securities, but having a higher allocation to equity funds under most market conditions. Strategy Conservative Allocation seeks to achieve its investment objective by providing a high allocation to Underlying Funds that invest primarily in fixed income securities, but also has a limited exposure to Underlying Funds that invest primarily in equities, which is designed to help offset inflation and provide a source for potential increases in income over time. Each Fund may invest in an Underlying Fund that is an absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. Each Fund may also invest in Underlying Funds that provide investment exposure to the performance of commodities. Strategy Aggressive Growth Allocation, Strategy Balanced Allocation, Strategy Conservative Allocation and Strategy Growth Allocation may each invest up to 10%, 5%, 5% and 10%, respectively, of its total assets in Underlying Funds and other securities that provide commodity exposure. In addition to investing in the Underlying Funds, each Fund may invest in exchange-traded funds (“ETFs”), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

Each Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. Each Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the Fund’s, or its Underlying Fund’s, portfolio; or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. Each Fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund will limit its direct investments in derivatives such that it will not be subject to regulation as a commodity pool.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

46	Nuveen Investments

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income and realized gain distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Realized gain distributions from the Underlying Funds are recognized as a component of “Distributions from Underlying Funds” on the Statement of Operations.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Should a Fund receive a refund of workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and distributed to shareholders annually for Strategy Aggressive Growth Allocation and Strategy Growth Allocation, quarterly for Strategy Balanced Allocation and monthly for Strategy Conservative Allocation. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares were sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R3 Shares are sold without an up-front sales charge but incur a .25% annual 12b-1 distribution fee and .25% annual 12b-1 service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. As of February 28, 2014, the Funds were not invested in any portfolio securities or derivatives that are subject to netting agreements.

Nuveen Investments	47

Notes to Financial Statements (Unaudited) (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

Investment Valuation

The affiliated Underlying Funds in which the Funds invest are valued at their respective NAVs. Securities and other assets for which market quotations are available, including non-affiliated ETFs in which the Funds invest, are valued at the last sales price on the securities exchange on which such securities are primarily traded. These securities are generally classified as Level 1 for fair value measurement purposes.

Prices of fixed-income securities are provided by a pricing service approved by the Funds’ Board of Directors. These securities are generally classified as Level 2. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors or its designee.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

48	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Strategy Aggressive Growth Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Absolute Return Funds	$7,169,436	$—	$—	$7,169,436
Commodity Funds	2,139,945	—	—	2,139,945
Equity Funds	84,777,570	—	—	84,777,570
Fixed Income Funds	9,863,851	—	—	9,863,851
Short-Term Investments:
Money Market Funds	1,435,049	—	—	1,435,049
U.S. Government and Agency Obligations	—	1,399,707	—	1,399,707
Investments in Derivatives:
Futures Contracts*	579,337	—	—	579,337
Total	$105,965,188	$1,399,707	$—	$107,364,895

Strategy Balanced Allocation
Long-Term Investments:
Absolute Return Funds	$33,771,152	$—	$—	$33,771,152
Commodity Funds	8,713,952	—	—	8,713,952
Equity Funds	207,200,433	—	—	207,200,433
Fixed Income Funds	125,920,334	—	—	125,920,334
Short-Term Investments:
Money Market Funds	3,319,416	—	—	3,319,416
U.S. Government and Agency Obligations	—	2,999,373	—	2,999,373
Investments in Derivatives:
Futures Contracts*	1,909,103	—	—	1,909,103
Total	$380,834,390	$2,999,373	$—	$383,833,763

Strategy Conservative Allocation
Long-Term Investments:
Absolute Return Funds	$13,289,693	$—	$—	$13,289,693
Commodity Funds	806,477	—	—	806,477
Equity Funds	43,404,229	—	—	43,404,229
Fixed Income Funds	75,015,412	—	—	75,015,412
Short-Term Investments:
Money Market Funds	963,116	—	—	963,116
U.S. Government and Agency Obligations	—	499,895	—	499,895
Investments in Derivatives:
Futures Contracts*	80,502	—	—	80,502
Total	$133,559,429	$499,895	$—	$134,059,324

Strategy Growth Allocation
Long-Term Investments:
Absolute Return Funds	$13,907,325	$—	$—	$13,907,325
Commodity Funds	5,754,866	—	—	5,754,866
Equity Funds	125,227,963	—	—	125,227,963
Fixed Income Funds	29,907,305	—	—	29,907,305
Short-Term Investments:
Money Market Funds	2,341,160	—	—	2,341,160
U.S. Government and Agency Obligations	—	1,799,624	—	1,799,624
Investments in Derivatives:
Futures Contracts*	840,160	—	—	840,160
Total	$177,978,779	$1,799,624	$—	$179,778,403
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of

Nuveen Investments	49

Notes to Financial Statements (Unaudited) (continued)

Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Portfolio Securities and Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for open futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the investors account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the six months ended February 28, 2014, each of the Funds utilized equity and interest rate futures as an overlay strategy to adjust the exposures created by the Underlying Funds that constitute each Fund’s investment allocation strategy. During the six months ended February 28, 2014, each Fund utilized futures contracts on various indexes to increase their exposure to stocks in that index, and used futures contracts on two-year U.S. Treasury Notes and U.S. Treasury Long Bond to reduce its overall sensitivity to changes in interest rates.

During the six months ended February 28, 2014, Strategy Aggressive Growth Allocation, Strategy Balanced Allocation and Strategy Growth Allocation utilized futures contracts on the Japanese Yen, US Dollar Index, MSCI Emerging Market Index, MSCI EAFE Index, S&P 500 Index, S&P Midcap 400 Index and Russell 2000 Index to managed related exposures. Strategy Conservative Allocation utilized futures contracts on the Japanese Yen, US Dollar Index, MSCI Emerging Market Index, MSCI EAFE Index, S&P 500 Index and Russell 2000 Index to managed related exposures.

50	Nuveen Investments

The average notional amount of futures contracts outstanding during the six months ended February 28, 2014, was as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Average notional amount of futures contracts outstanding*	$27,645,672	$70,665,415	$11,924,730	$37,519,944
*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

The following table presents the fair value of all futures contracts held by the Funds as of February 28, 2014, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Strategy Aggressive Growth Allocation
Equity	Futures contracts	Receivable for variation margin on futures contracts*	$747,728	—	$—
		Receivable for variation margin on futures contracts*	(164,792)	—	—
Foreign currency exchange rate	Futures contracts	—	—	Payable for variation margin on futures contracts*	(13,274)
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	945	Payable for variation margin on futures contracts*	8,730
Total			$583,881		$(4,544)

Strategy Balanced Allocation
Equity	Futures contracts	Receivable for variation margin on futures contracts*	$2,465,449	—	$—
		Receivable for variation margin on futures contracts*	(538,638)	—	—
Foreign currency exchange rate	Futures contracts	—	—	Payable for variation margin on futures contracts*	(48,765)
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	1,592	Payable for variation margin on futures contracts*	29,465
Total			$1,928,403		$(19,300)

Strategy Conservative Allocation
Equity	Futures contracts	Receivable for variation margin on futures contracts*	$269,879	—	$—
		Receivable for variation margin on futures contracts*	(182,759)	—	—
Foreign currency exchange rate	Futures contracts	—	—	Payable for variation margin on futures contracts*	(17,929)
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	398	Payable for variation margin on futures contracts*	10,913
Total			$87,518		$(7,016)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Strategy Growth Allocation
Equity	Futures contracts	Receivable for variation margin on futures contracts*	$1,208,358	—	$—
		Receivable for variation margin on futures contracts*	(360,278)	—	—
Foreign currency exchange rate	Futures contracts	—	—	Payable for variation margin on futures contracts*	(22,953)
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	846	Payable for variation margin on futures contracts*	14,187
Total			$848,926		$(8,766)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts during the six months ended February 28, 2014, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
Strategy Aggressive Growth Allocation
	Equity	Futures contracts	$748,814	$841,765
	Foreign currency exchange rate	Futures contracts	12,739	(13,274)
	Interest rate	Futures contracts	16,980	5,862
Total			$778,533	$834,353
Strategy Balanced Allocation
	Equity	Futures contracts	$1,875,755	$2,558,244
	Foreign currency exchange rate	Futures contracts	50,734	(48,765)
	Interest rate	Futures contracts	99,690	14,164
Total			$2,026,179	$2,523,643
Strategy Conservative Allocation
	Equity	Futures contracts	$(169,486)	$259,111
	Foreign currency exchange rate	Futures contracts	18,459	(17,929)
	Interest rate	Futures contracts	36,560	4,411
Total			$(114,467)	$245,593
Strategy Growth Allocation
	Equity	Futures contracts	$814,343	$1,239,490
	Foreign currency exchange rate	Futures contracts	23,102	(22,953)
	Interest rate	Futures contracts	51,177	7,366
Total			$888,622	$1,223,903

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

52	Nuveen Investments

4. Fund Shares

Transactions in Fund shares were as follows:

	Strategy Aggressive Growth Allocation				Strategy Balanced Allocation
	Six Months Ended 2/28/14		Year Ended 8/31/13		Six Months Ended 2/28/14		Year Ended 8/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	198,600	$3,064,591	371,624	$5,213,762	870,141	$10,011,530	1,443,681	$15,982,741
Class A – automatic conversion of Class B Shares	1,651	25,082	14,356	194,035	4,757	54,532	35,763	390,263
Class B	11	165	321	4,069	12,398	141,174	1,853	19,825
Class C	47,607	709,802	120,412	1,620,685	518,082	5,895,536	579,054	6,344,572
Class R3	29,185	447,092	87,537	1,202,208	129,682	1,461,258	226,504	2,469,128
Class I	125,628	1,951,121	300,880	4,216,741	857,880	9,819,309	1,238,007	13,645,611
Shares issued to shareholders due to reinvestment of distributions:
Class A	147,550	2,299,662	79,364	1,030,146	1,048,241	11,820,459	743,045	7,936,007
Class B	4,016	60,472	2,203	27,740	18,552	206,002	16,496	172,919
Class C	28,824	433,208	12,166	152,807	184,222	2,045,571	96,924	1,017,252
Class R3	9,541	146,982	5,731	73,646	36,777	410,319	24,067	254,116
Class I	52,419	818,582	29,777	387,093	676,889	7,618,156	521,079	5,553,703
	645,032	9,956,759	1,024,371	14,122,932	4,357,621	49,483,846	4,926,473	53,786,137
Shares redeemed:
Class A	(273,902)	$(4,241,462)	(680,512)	$(9,461,309)	(1,323,108)	$(15,172,336)	(2,948,195)	$(32,503,831)
Class B	(11,453)	(169,328)	(32,074)	(430,938)	(79,314)	(899,239)	(133,196)	(1,444,423)
Class B – automatic conversion of Class A Shares	(1,711)	(25,082)	(14,857)	(194,035)	(4,828)	(54,532)	(36,284)	(390,263)
Class C	(103,313)	(1,561,505)	(181,700)	(2,426,050)	(345,068)	(3,896,393)	(657,902)	(7,145,069)
Class R3	(57,396)	(887,177)	(191,886)	(2,605,888)	(133,779)	(1,514,185)	(206,692)	(2,263,251)
Class I	(363,174)	(5,586,987)	(561,079)	(7,799,241)	(1,250,087)	(14,299,452)	(3,096,983)	(33,851,086)
	(810,949)	(12,471,541)	(1,662,108)	(22,917,461)	(3,136,184)	(35,836,137)	(7,079,252)	(77,597,923)
Net increase (decrease)	(165,917)	$(2,514,782)	(637,737)	$(8,794,529)	1,221,437	$13,647,709	(2,152,779)	$(23,811,786)

	Strategy Conservative Allocation				Strategy Growth Allocation
	Six Months Ended 2/28/14		Year Ended 8/31/13		Six Months Ended 2/28/14		Year Ended 8/31/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	373,622	$4,413,092	1,297,373	$15,145,606	521,443	$6,613,497	921,935	$11,004,432
Class A – automatic conversion of Class B Shares	1,613	18,805	11,780	136,513	4,143	51,975	24,031	285,713
Class B	1,489	17,545	9,161	103,811	1,078	13,650	701	7,944
Class C	232,333	2,731,453	330,122	3,817,225	234,820	2,895,049	306,070	3,574,370
Class R3	59,875	704,400	36,921	428,833	51,114	639,608	93,882	1,097,670
Class I	213,801	2,532,280	800,680	9,364,767	714,537	9,250,721	936,708	11,222,297
Shares issued to shareholders due to reinvestment of distributions:
Class A	127,834	1,511,869	196,471	2,276,467	466,642	5,851,297	410,809	4,632,177
Class B	3,978	46,654	6,994	80,331	15,545	189,529	20,530	225,900
Class C	33,485	393,177	46,973	540,048	110,303	1,346,611	89,857	989,742
Class R3	3,669	43,277	5,597	64,642	31,818	393,641	34,316	382,461
Class I	28,437	336,094	46,511	538,509	185,154	2,332,937	146,012	1,652,394
	1,080,136	12,748,646	2,788,583	32,496,752	2,336,597	29,578,515	2,984,851	35,075,100
Shares redeemed:
Class A	(1,030,504)	(12,189,746)	(1,436,167)	(16,699,325)	(524,317)	(6,668,447)	(1,346,890)	(15,943,165)
Class B	(52,154)	(609,838)	(78,987)	(915,108)	(73,742)	(896,374)	(89,903)	(1,047,488)
Class B – automatic conversion of Class A Shares	(1,625)	(18,805)	(11,863)	(136,513)	(4,258)	(51,975)	(24,644)	(285,713)
Class C	(247,804)	(2,905,775)	(418,381)	(4,841,203)	(295,508)	(3,674,228)	(344,693)	(3,986,561)
Class R3	(83,703)	(1,002,567)	(62,726)	(727,254)	(63,831)	(804,981)	(224,943)	(2,655,917)
Class I	(455,007)	(5,359,673)	(1,054,217)	(12,234,984)	(538,216)	(6,807,331)	(1,395,243)	(16,613,118)
	(1,870,797)	(22,086,404)	(3,062,341)	(35,554,387)	(1,499,872)	(18,903,336)	(3,426,316)	(40,531,962)
Net increase (decrease)	(790,661)	$(9,337,758)	(273,758)	$(3,057,635)	836,725	$10,675,179	(441,465)	$(5,456,862)

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

5. Investment Transactions

Purchases and sales (excluding short-term investments and derivative transactions) during the six months ended February 28, 2014, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Purchases:
Affiliated investments	$16,668,098	$44,118,290	$12,329,729	$27,443,711
Non-affiliated investments	—	—	—	606,183
Sales:
Affiliated investments	11,623,375	27,970,000	17,365,000	13,350,000
Non-affiliated investments	4,585,626	6,077,395	1,344,718	3,448,986

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of February 28, 2014, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Cost of investments	$96,341,001	$329,805,054	$126,115,841	$161,659,863
Gross unrealized:
Appreciation	$10,597,621	$59,856,202	$8,615,239	$18,592,614
Depreciation	(153,064)	(7,736,596)	(752,258)	(1,314,234)
Net unrealized appreciation (depreciation) of investments	$10,444,557	$52,119,606	$7,862,981	$17,278,380

Permanent differences, primarily due to federal taxes paid, investments in underlying funds, distribution character reclassifications and tax equalization, resulted in reclassifications among the Funds’ components of net assets as of August 31, 2013, the Funds’ last tax year end, as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Capital paid-in	$(37)	$(99,196)	$(51,256)	$313,072
Undistributed (Over-distribution of) net investment income	(34,698)	(69,359)	4,748	(25,687)
Accumulated net realized gain (loss)	34,735	168,555	46,508	(287,385)

The tax components of undistributed net ordinary income and net long-term capital gains as of August 31, 2013, the Funds’ last tax year end, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Undistributed ordinary income[1]	$1,019,670	$7,414,188	$1,151,642	$2,866,965
Undistributed net long-term capital gains	—	8,269,382	807,965	2,800,264
[1]	Undistributed ordinary income (on a tax basis) for Strategy Conservative Allocation has not been reduced for the dividend declared on August 29, 2013 and paid on September 3, 2013. Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

54	Nuveen Investments

The tax character of distributions paid during the Funds’ last tax year ended August 31, 2013, was designated for purposes of the dividends paid deduction as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Distributions from net ordinary income[1]	$1,996,957	$7,943,810	$2,808,173	$4,715,392
Distributions from net long-term capital gains	—	8,150,831	1,250,287	3,997,446
[1]	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

As of August 31, 2013, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration retain the character reflected and will be utilized first by a Fund, while the losses subject to expiration are considered short-term.

	Strategy Aggressive Growth Allocation	Strategy Conservative Allocation[2]
Expiration:
August 31, 2017	$—	$2,203,279
August 31, 2018	92,495	—
Not subject to expiration:
Short-term losses	—	—
Long-term losses	—	—
Total	$92,495	$2,203,279
[2]	A portion of Strategy Conservative Allocation’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the Funds’ last tax year ended August 31, 2013, the following Funds utilized their capital loss carryforwards as follows:

	Strategy Aggressive Growth Allocation	Strategy Conservative Allocation
Utilized capital loss carryforwards	$2,589,774	$1,996,460

7. Management Fees and Other Transactions with Affiliates

The annual management fee for each Fund, payable monthly, is .10% of the average daily net assets of each Fund. Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. NAM is compensated for its services to the Funds from the management fee paid to the Adviser.

During the period September 1, 2013 through January 31, 2014, the Adviser had agreed to waive fees and/or reimburse expenses of each Fund so that total annual Fund operating expenses (excluding acquired fund fees and expenses), as a percentage of average daily net assets, did not exceed .40% for Class A Shares, 1.15% for Class B Shares, 1.15% for Class C Shares, .65% for Class R3 Shares and .15% for Class I Shares. Effective February 1, 2014 the Adviser agreed to waive fees and/or reimburse expenses of each Fund through January 31, 2015, so that total annual Fund operating expenses (excluding acquired fund fees and expenses), as a percentage of average daily net assets, do not exceed .50% for Class A Shares, 1.25% for Class B Shares, 1.25% for Class C Shares, .75% for Class R3 Shares and .25% for Class I Shares.

The Adviser may also voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the six months ended February 28, 2014, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Sales charges collected	$55,111	$102,477	$46,407	$70,634
Paid to financial intermediaries	48,282	90,035	41,662	61,903

The Distributor also received 12b-1 service fees in Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

During the six months ended February 28, 2014, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
Commission advances	$5,066	$20,748	$20,440	$12,799

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class B Shares and C Shares during the first year following a purchase were retained by the Distributor. During the six months ended February 28, 2014, the Distributor retained such 12b-1 fees as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
12b-1 fees retained	$12,214	$36,471	$20,832	$25,786

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended February 28, 2014, as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation	Strategy Growth Allocation
CDSC retained	$214	$825	$1,957	$647

8. Subsequent Event

On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into an agreement (the “Purchase Agreement”) to acquire Nuveen Investments the parent company of the Adviser. The transaction is expected to be completed by the end of the year, subject to customary closing conditions, including obtaining necessary Nuveen Fund and client consents sufficient to satisfy the terms of the Purchase Agreement and obtaining customary regulatory approvals. There can be no assurance that the transaction described above will be consummated as contemplated or that necessary conditions will be satisfied.

The consummation of the transaction will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the investment management agreements between the Nuveen Funds and the Adviser and the investment sub-advisory agreements between the Adviser and each Nuveen Fund’s sub-adviser or sub-advisers, and will result in automatic termination of each agreement. It is anticipated that the Board of Directors/Trustees of the Nuveen Funds (the “Board”) will consider a new investment management agreement with the Adviser and new investment sub-advisory agreements with each sub-adviser. If approved by the Board, the new agreements will be presented to the Nuveen Funds’ shareholders for approval, and, if so approved by shareholders, will take effect upon consummation of the transaction or such later time as shareholder approval is obtained.

The transaction is not expected to result in any change in the portfolio management of the Funds or in the Funds’ investment objectives or policies.

56	Nuveen Investments

Additional

Fund Information

Fund Manager

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL 60603

Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL 60606 Custodian U.S. Bank National Association Milwaukee, WI 53202	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800)257-8787

Quarterly Form N-Q Portfolio of Investments Information Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Nuveen Investments	57

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Lipper Flexible Portfolio Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Flexible Portfolio Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Morningstar Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek above-average exposure to equity market risk and returns.

Morningstar Moderate Target Risk Index: An index that represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

Morningstar Moderately Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly above-average exposure to equity market risk and returns.

Morningstar Moderately Conservative Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly below-average exposure to equity market risk and returns.

MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

58	Nuveen Investments

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Russell 2000® Index: An index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index: An unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

S&P MidCap 400® Index: An unmanaged index considered representative of mid-sized U.S. companies. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Nuveen Investments	59

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates–Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $221 billion as of December 31, 2013.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

MSA-FAA-0214P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: May 8, 2014

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: May 8, 2014